UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended August 31, 2024:
John Hancock Lifetime Blend Portfolios
  2010 Lifetime Blend Portfolio
  2015 Lifetime Blend Portfolio
  2020 Lifetime Blend Portfolio
  2025 Lifetime Blend Portfolio
  2030 Lifetime Blend Portfolio
  2035 Lifetime Blend Portfolio
  2040 Lifetime Blend Portfolio
  2045 Lifetime Blend Portfolio
  2050 Lifetime Blend Portfolio
  2055 Lifetime Blend Portfolio
  2060 Lifetime Blend Portfolio
  2065 Lifetime Blend Portfolio

John Hancock 2065 Lifetime Blend Portfolio
Class 1/JAAFX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class 1/JAAFX)	$6	0.05%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class 1/JAAFX) returned 21.39% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributors in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Defensive equities | This segment of the fund, while positive in absolute terms, didn’t keep pace with the higher-risk areas of the stock market.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2065 Lifetime Blend Portfolio (Class 1/JAAFX)	21.39%	11.76%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$75,076,096
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate	41%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.4%
Equity	55.1%
Fixed income	2.3%
Unaffiliated investment companies	41.2%
Equity	41.2%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

478A-1
8/24
10/24

John Hancock 2065 Lifetime Blend Portfolio
Class A/JHBLX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class A/JHBLX)	$46	0.42%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class A/JHBLX) returned 20.92% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributors in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Defensive equities | This segment of the fund, while positive in absolute terms, didn’t keep pace with the higher-risk areas of the stock market.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2065 Lifetime Blend Portfolio (Class A/JHBLX)	14.87%	9.97%
2065 Lifetime Blend Portfolio (Class A/JHBLX)—excluding sales charge	20.92%	11.42%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$75,076,096
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate	41%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.4%
Equity	55.1%
Fixed income	2.3%
Unaffiliated investment companies	41.2%
Equity	41.2%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

478A-A
8/24
10/24

John Hancock 2065 Lifetime Blend Portfolio
Class R4/JAAJX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class R4/JAAJX)	$22	0.20%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class R4/JAAJX) returned 21.18% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributors in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Defensive equities | This segment of the fund, while positive in absolute terms, didn’t keep pace with the higher-risk areas of the stock market.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2065 Lifetime Blend Portfolio (Class R4/JAAJX)	21.18%	11.57%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$75,076,096
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate	41%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.4%
Equity	55.1%
Fixed income	2.3%
Unaffiliated investment companies	41.2%
Equity	41.2%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

478A-R4
8/24
10/24

John Hancock 2065 Lifetime Blend Portfolio
Class R6/JAAKX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class R6/JAAKX)	$1	0.01%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class R6/JAAKX) returned 21.46% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributors in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Defensive equities | This segment of the fund, while positive in absolute terms, didn’t keep pace with the higher-risk areas of the stock market.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2065 Lifetime Blend Portfolio (Class R6/JAAKX)	21.46%	11.78%
S&P 500 Index	27.14%	16.26%
S&P Target Date 2060+ Index	21.09%	12.02%
John Hancock 2065 Lifetime Index	21.69%	11.72%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$75,076,096
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate	41%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.4%
Equity	55.1%
Fixed income	2.3%
Unaffiliated investment companies	41.2%
Equity	41.2%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

478A-R6
8/24
10/24

John Hancock 2060 Lifetime Blend Portfolio
Class 1/JRODX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class 1/JRODX)	$6	0.05%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class 1/JRODX) returned 21.35% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributors in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Defensive equities | This segment of the fund, while positive in absolute terms, didn’t keep pace with the higher-risk areas of the stock market.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2060 Lifetime Blend Portfolio (Class 1/JRODX)	21.35%	10.87%	10.31%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$244,853,093
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.4%
Equity	55.1%
Fixed income	2.3%
Unaffiliated investment companies	41.2%
Equity	41.2%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

464A-1
8/24
10/24

John Hancock 2060 Lifetime Blend Portfolio
Class A/JHBKX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class A/JHBKX)	$46	0.42%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class A/JHBKX) returned 20.96% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributors in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Defensive equities | This segment of the fund, while positive in absolute terms, didn’t keep pace with the higher-risk areas of the stock market.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2060 Lifetime Blend Portfolio (Class A/JHBKX)	14.91%	9.50%	9.49%
2060 Lifetime Blend Portfolio (Class A/JHBKX)—excluding sales charge	20.96%	10.62%	10.17%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$244,853,093
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.4%
Equity	55.1%
Fixed income	2.3%
Unaffiliated investment companies	41.2%
Equity	41.2%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

464A-A
8/24
10/24

John Hancock 2060 Lifetime Blend Portfolio
Class R4/JHIKX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class R4/JHIKX)	$28	0.25%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class R4/JHIKX) returned 21.14% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributors in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Defensive equities | This segment of the fund, while positive in absolute terms, didn’t keep pace with the higher-risk areas of the stock market.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2060 Lifetime Blend Portfolio (Class R4/JHIKX)	21.14%	10.67%	10.16%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R4 shares were first offered on 4-7-17. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$244,853,093
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.4%
Equity	55.1%
Fixed income	2.3%
Unaffiliated investment companies	41.2%
Equity	41.2%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

464A-R4
8/24
10/24

John Hancock 2060 Lifetime Blend Portfolio
Class R6/JIEHX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class R6/JIEHX)	$1	0.01%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class R6/JIEHX) returned 21.40% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributors in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Defensive equities | This segment of the fund, while positive in absolute terms, didn’t keep pace with the higher-risk areas of the stock market.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2060 Lifetime Blend Portfolio (Class R6/JIEHX)	21.40%	10.93%	10.36%
S&P 500 Index	27.14%	15.92%	14.79%
S&P Target Date 2060+ Index	21.09%	11.18%	10.58%
John Hancock 2060 Lifetime Index	21.69%	11.51%	11.38%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$244,853,093
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.4%
Equity	55.1%
Fixed income	2.3%
Unaffiliated investment companies	41.2%
Equity	41.2%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

464A-R6
8/24
10/24

John Hancock 2055 Lifetime Blend Portfolio
Class 1/JLKZX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class 1/JLKZX)	$6	0.05%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class 1/JLKZX) returned 21.41% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributors in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Defensive equities | This segment of the fund, while positive in absolute terms, didn’t keep pace with the higher-risk areas of the stock market.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class 1/JLKZX)	21.41%	10.88%	8.51%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$431,136,363
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.4%
Equity	55.1%
Fixed income	2.3%
Unaffiliated investment companies	41.2%
Equity	41.2%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

450A-1
8/24
10/24

John Hancock 2055 Lifetime Blend Portfolio
Class A/JHBJX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class A/JHBJX)	$46	0.42%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class A/JHBJX) returned 20.92% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributors in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Defensive equities | This segment of the fund, while positive in absolute terms, didn’t keep pace with the higher-risk areas of the stock market.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class A/JHBJX)	14.86%	9.51%	7.84%
2055 Lifetime Blend Portfolio (Class A/JHBJX)—excluding sales charge	20.92%	10.63%	8.39%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$431,136,363
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.4%
Equity	55.1%
Fixed income	2.3%
Unaffiliated investment companies	41.2%
Equity	41.2%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

450A-A
8/24
10/24

John Hancock 2055 Lifetime Blend Portfolio
Class R4/JLKWX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class R4/JLKWX)	$28	0.25%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class R4/JLKWX) returned 21.13% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributors in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Defensive equities | This segment of the fund, while positive in absolute terms, didn’t keep pace with the higher-risk areas of the stock market.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class R4/JLKWX)	21.13%	10.67%	8.35%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class R4 shares ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$431,136,363
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.4%
Equity	55.1%
Fixed income	2.3%
Unaffiliated investment companies	41.2%
Equity	41.2%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

450A-R4
8/24
10/24

John Hancock 2055 Lifetime Blend Portfolio
Class R6/JLKYX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class R6/JLKYX)	$1	0.01%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class R6/JLKYX) returned 21.47% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributors in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Defensive equities | This segment of the fund, while positive in absolute terms, didn’t keep pace with the higher-risk areas of the stock market.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class R6/JLKYX)	21.47%	10.94%	8.56%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2055 Index	21.05%	11.14%	8.71%
John Hancock 2055 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$431,136,363
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.4%
Equity	55.1%
Fixed income	2.3%
Unaffiliated investment companies	41.2%
Equity	41.2%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

450A-R6
8/24
10/24

John Hancock 2050 Lifetime Blend Portfolio
Class 1/JRLWX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class 1/JRLWX)	$6	0.05%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class 1/JRLWX) returned 21.28% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributors in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Defensive equities | This segment of the fund, while positive in absolute terms, didn’t keep pace with the higher-risk areas of the stock market.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class 1/JRLWX)	21.28%	10.89%	8.51%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$551,946,880
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.4%
Equity	55.1%
Fixed income	2.3%
Unaffiliated investment companies	41.3%
Equity	41.3%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

436A-1
8/24
10/24

John Hancock 2050 Lifetime Blend Portfolio
Class A/JHBFX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class A/JHBFX)	$46	0.42%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class A/JHBFX) returned 20.87% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributors in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Defensive equities | This segment of the fund, while positive in absolute terms, didn’t keep pace with the higher-risk areas of the stock market.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class A/JHBFX)	14.80%	9.52%	7.84%
2050 Lifetime Blend Portfolio (Class A/JHBFX)—excluding sales charge	20.87%	10.64%	8.39%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$551,946,880
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.4%
Equity	55.1%
Fixed income	2.3%
Unaffiliated investment companies	41.3%
Equity	41.3%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

436A-A
8/24
10/24

John Hancock 2050 Lifetime Blend Portfolio
Class R4/JRTYX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class R4/JRTYX)	$28	0.25%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class R4/JRTYX) returned 21.16% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributors in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Defensive equities | This segment of the fund, while positive in absolute terms, didn’t keep pace with the higher-risk areas of the stock market.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class R4/JRTYX)	21.16%	10.68%	8.35%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class R4 shares ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$551,946,880
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.4%
Equity	55.1%
Fixed income	2.3%
Unaffiliated investment companies	41.3%
Equity	41.3%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

436A-R4
8/24
10/24

John Hancock 2050 Lifetime Blend Portfolio
Class R6/JRLZX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class R6/JRLZX)	$1	0.01%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class R6/JRLZX) returned 21.44% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund’s sizable weighting in stock funds allowed it to benefit from the market’s strong return.
U.S. large cap funds were the top contributors in equities | Holdings in international large cap and U.S. mid-cap also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Defensive equities | This segment of the fund, while positive in absolute terms, didn’t keep pace with the higher-risk areas of the stock market.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class R6/JRLZX)	21.44%	10.92%	8.57%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2050 Index	20.97%	11.06%	8.64%
John Hancock 2050 Lifetime Index	21.69%	11.51%	9.32%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$551,946,880
Total number of portfolio holdings	24
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.4%
Equity	55.1%
Fixed income	2.3%
Unaffiliated investment companies	41.3%
Equity	41.3%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

436A-R6
8/24
10/24

John Hancock 2045 Lifetime Blend Portfolio
Class 1/JRLQX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class 1/JRLQX)	$6	0.05%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class 1/JRLQX) returned 20.73% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid-cap funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds were the best performers in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class 1/JRLQX)	20.73%	10.72%	8.41%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$668,037,884
Total number of portfolio holdings	30
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.7%
Equity	52.9%
Fixed income	3.8%
Unaffiliated investment companies	41.0%
Equity	39.0%
Fixed income	2.0%
U.S. Government and Agency obligations	2.2%
U.S. Government	2.2%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

435A-1
8/24
10/24

John Hancock 2045 Lifetime Blend Portfolio
Class A/JHBEX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class A/JHBEX)	$46	0.42%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class A/JHBEX) returned 20.23% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid-cap funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds were the best performers in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class A/JHBEX)	14.24%	9.33%	7.74%
2045 Lifetime Blend Portfolio (Class A/JHBEX)—excluding sales charge	20.23%	10.46%	8.29%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$668,037,884
Total number of portfolio holdings	30
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.7%
Equity	52.9%
Fixed income	3.8%
Unaffiliated investment companies	41.0%
Equity	39.0%
Fixed income	2.0%
U.S. Government and Agency obligations	2.2%
U.S. Government	2.2%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

435A-A
8/24
10/24

John Hancock 2045 Lifetime Blend Portfolio
Class R4/JRLUX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class R4/JRLUX)	$28	0.25%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class R4/JRLUX) returned 20.38% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid-cap funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds were the best performers in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class R4/JRLUX)	20.38%	10.47%	8.24%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class R4 shares ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 sahres were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$668,037,884
Total number of portfolio holdings	30
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.7%
Equity	52.9%
Fixed income	3.8%
Unaffiliated investment companies	41.0%
Equity	39.0%
Fixed income	2.0%
U.S. Government and Agency obligations	2.2%
U.S. Government	2.2%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

435A-R4
8/24
10/24

John Hancock 2045 Lifetime Blend Portfolio
Class R6/JRLVX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class R6/JRLVX)	$1	0.01%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class R6/JRLVX) returned 20.75% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid-cap funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds were the best performers in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class R6/JRLVX)	20.75%	10.76%	8.46%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2045 Index	20.39%	10.75%	8.44%
John Hancock 2045 Lifetime Index	21.05%	11.32%	9.22%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$668,037,884
Total number of portfolio holdings	30
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.7%
Equity	52.9%
Fixed income	3.8%
Unaffiliated investment companies	41.0%
Equity	39.0%
Fixed income	2.0%
U.S. Government and Agency obligations	2.2%
U.S. Government	2.2%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

435A-R6
8/24
10/24

John Hancock 2040 Lifetime Blend Portfolio
Class 1/JRTTX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class 1/JRTTX)	$7	0.06%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class 1/JRTTX) returned 19.55% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid-cap stock were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds were the best performers in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class 1/JRTTX)	19.55%	10.07%	8.13%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$764,910,027
Total number of portfolio holdings	32
Total advisory fees paid (net)	$0
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.8%
Equity	46.7%
Fixed income	8.1%
Unaffiliated investment companies	42.2%
Equity	37.5%
Fixed income	4.7%
U.S. Government and Agency obligations	3.0%
U.S. Government	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

434A-1
8/24
10/24

John Hancock 2040 Lifetime Blend Portfolio
Class A/JHBAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class A/JHBAX)	$47	0.43%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class A/JHBAX) returned 19.14% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid-cap stock were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds were the best performers in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class A/JHBAX)	13.17%	8.70%	7.46%
2040 Lifetime Blend Portfolio (Class A/JHBAX)—excluding sales charge	19.14%	9.83%	8.01%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$764,910,027
Total number of portfolio holdings	32
Total advisory fees paid (net)	$0
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.8%
Equity	46.7%
Fixed income	8.1%
Unaffiliated investment companies	42.2%
Equity	37.5%
Fixed income	4.7%
U.S. Government and Agency obligations	3.0%
U.S. Government	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

434A-A
8/24
10/24

John Hancock 2040 Lifetime Blend Portfolio
Class R4/JRTVX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class R4/JRTVX)	$29	0.26%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class R4/JRTVX) returned 19.32% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid-cap stock were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds were the best performers in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class R4/JRTVX)	19.32%	9.87%	7.98%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class R4 shares ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$764,910,027
Total number of portfolio holdings	32
Total advisory fees paid (net)	$0
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.8%
Equity	46.7%
Fixed income	8.1%
Unaffiliated investment companies	42.2%
Equity	37.5%
Fixed income	4.7%
U.S. Government and Agency obligations	3.0%
U.S. Government	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

434A-R4
8/24
10/24

John Hancock 2040 Lifetime Blend Portfolio
Class R6/JRTWX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class R6/JRTWX)	$2	0.02%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class R6/JRTWX) returned 19.58% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid-cap stock were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds were the best performers in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class R6/JRTWX)	19.58%	10.14%	8.17%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2040 Index	19.44%	10.17%	8.10%
John Hancock 2040 Lifetime Index	19.78%	10.55%	8.88%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$764,910,027
Total number of portfolio holdings	32
Total advisory fees paid (net)	$0
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.8%
Equity	46.7%
Fixed income	8.1%
Unaffiliated investment companies	42.2%
Equity	37.5%
Fixed income	4.7%
U.S. Government and Agency obligations	3.0%
U.S. Government	3.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

434A-R6
8/24
10/24

John Hancock 2035 Lifetime Blend Portfolio
Class 1/JRTKX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class 1/JRTKX)	$8	0.07%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class 1/JRTKX) returned 18.03% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid-cap funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds were the best performers in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class 1/JRTKX)	18.03%	9.09%	7.51%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$891,906,521
Total number of portfolio holdings	32
Total advisory fees paid (net)	$0
Portfolio turnover rate	31%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.2%
Equity	42.1%
Fixed income	13.1%
Unaffiliated investment companies	41.1%
Equity	33.2%
Fixed income	7.9%
U.S. Government and Agency obligations	3.6%
U.S. Government	3.6%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

433A-1
8/24
10/24

John Hancock 2035 Lifetime Blend Portfolio
Class A/JHAYX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class A/JHAYX)	$48	0.44%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class A/JHAYX) returned 17.64% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid-cap funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds were the best performers in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class A/JHAYX)	11.71%	7.73%	6.84%
2035 Lifetime Blend Portfolio (Class A/JHAYX)—excluding sales charge	17.64%	8.84%	7.39%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$891,906,521
Total number of portfolio holdings	32
Total advisory fees paid (net)	$0
Portfolio turnover rate	31%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.2%
Equity	42.1%
Fixed income	13.1%
Unaffiliated investment companies	41.1%
Equity	33.2%
Fixed income	7.9%
U.S. Government and Agency obligations	3.6%
U.S. Government	3.6%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

433A-A
8/24
10/24

John Hancock 2035 Lifetime Blend Portfolio
Class R4/JRTMX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class R4/JRTMX)	$31	0.28%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class R4/JRTMX) returned 17.92% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid-cap funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds were the best performers in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class R4/JRTMX)	17.92%	8.87%	7.36%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class R4 shares ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$891,906,521
Total number of portfolio holdings	32
Total advisory fees paid (net)	$0
Portfolio turnover rate	31%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.2%
Equity	42.1%
Fixed income	13.1%
Unaffiliated investment companies	41.1%
Equity	33.2%
Fixed income	7.9%
U.S. Government and Agency obligations	3.6%
U.S. Government	3.6%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

433A-R4
8/24
10/24

John Hancock 2035 Lifetime Blend Portfolio
Class R6/JRTNX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class R6/JRTNX)	$3	0.03%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class R6/JRTNX) returned 18.18% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid-cap funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds were the best performers in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class R6/JRTNX)	18.18%	9.14%	7.57%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2035 Index	17.85%	9.22%	7.55%
John Hancock 2035 Lifetime Index	18.31%	9.44%	8.26%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$891,906,521
Total number of portfolio holdings	32
Total advisory fees paid (net)	$0
Portfolio turnover rate	31%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.2%
Equity	42.1%
Fixed income	13.1%
Unaffiliated investment companies	41.1%
Equity	33.2%
Fixed income	7.9%
U.S. Government and Agency obligations	3.6%
U.S. Government	3.6%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

433A-R6
8/24
10/24

John Hancock 2030 Lifetime Blend Portfolio
Class 1/JRTGX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class 1/JRTGX)	$10	0.09%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class 1/JRTGX) returned 16.43% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid-cap funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds and dollar-denominated emerging-market debt funds were top contributors.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class 1/JRTGX)	16.43%	8.02%	6.89%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$884,212,015
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.5%
Equity	37.1%
Fixed income	16.4%
Unaffiliated investment companies	41.2%
Equity	28.0%
Fixed income	13.2%
U.S. Government and Agency obligations	5.2%
U.S. Government	5.2%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

432A-1
8/24
10/24

John Hancock 2030 Lifetime Blend Portfolio
Class A/JHAVX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class A/JHAVX)	$50	0.46%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class A/JHAVX) returned 15.93% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid-cap funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds and dollar-denominated emerging-market debt funds were top contributors.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class A/JHAVX)	10.14%	6.66%	6.21%
2030 Lifetime Blend Portfolio (Class A/JHAVX)—excluding sales charge	15.93%	7.77%	6.76%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$884,212,015
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.5%
Equity	37.1%
Fixed income	16.4%
Unaffiliated investment companies	41.2%
Equity	28.0%
Fixed income	13.2%
U.S. Government and Agency obligations	5.2%
U.S. Government	5.2%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

432A-A
8/24
10/24

John Hancock 2030 Lifetime Blend Portfolio
Class R4/JRTIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class R4/JRTIX)	$32	0.30%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class R4/JRTIX) returned 16.21% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid-cap funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds and dollar-denominated emerging-market debt funds were top contributors.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class R4/JRTIX)	16.21%	7.81%	6.73%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class R4 shares ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$884,212,015
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.5%
Equity	37.1%
Fixed income	16.4%
Unaffiliated investment companies	41.2%
Equity	28.0%
Fixed income	13.2%
U.S. Government and Agency obligations	5.2%
U.S. Government	5.2%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

432A-R4
8/24
10/24

John Hancock 2030 Lifetime Blend Portfolio
Class R6/JRTJX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class R6/JRTJX)	$5	0.05%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class R6/JRTJX) returned 16.45% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid-cap funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds and dollar-denominated emerging-market debt funds were top contributors.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class R6/JRTJX)	16.45%	8.06%	6.94%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2030 Index	16.06%	8.03%	6.83%
John Hancock 2030 Lifetime Index	16.69%	8.33%	7.61%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$884,212,015
Total number of portfolio holdings	38
Total advisory fees paid (net)	$0
Portfolio turnover rate	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.5%
Equity	37.1%
Fixed income	16.4%
Unaffiliated investment companies	41.2%
Equity	28.0%
Fixed income	13.2%
U.S. Government and Agency obligations	5.2%
U.S. Government	5.2%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

432A-R6
8/24
10/24

John Hancock 2025 Lifetime Blend Portfolio
Class 1/JRTBX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class 1/JRTBX)	$15	0.14%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class 1/JRTBX) returned 14.65% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds and dollar-denominated emerging-market debt funds were top contributors.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class 1/JRTBX)	14.65%	6.92%	6.18%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$656,065,865
Total number of portfolio holdings	36
Total advisory fees paid (net)	$188,080
Portfolio turnover rate	49%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.5%
Equity	28.8%
Fixed income	21.7%
Unaffiliated investment companies	43.3%
Equity	23.8%
Fixed income	19.5%
U.S. Government and Agency obligations	6.2%
U.S. Government	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

431A-1
8/24
10/24

John Hancock 2025 Lifetime Blend Portfolio
Class A/JHAUX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class A/JHAUX)	$55	0.51%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class A/JHAUX) returned 14.25% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds and dollar-denominated emerging-market debt funds were top contributors.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class A/JHAUX)	8.50%	5.59%	5.53%
2025 Lifetime Blend Portfolio (Class A/JHAUX)—excluding sales charge	14.25%	6.68%	6.07%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$656,065,865
Total number of portfolio holdings	36
Total advisory fees paid (net)	$188,080
Portfolio turnover rate	49%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.5%
Equity	28.8%
Fixed income	21.7%
Unaffiliated investment companies	43.3%
Equity	23.8%
Fixed income	19.5%
U.S. Government and Agency obligations	6.2%
U.S. Government	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

431A-A
8/24
10/24

John Hancock 2025 Lifetime Blend Portfolio
Class R4/JRTDX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class R4/JRTDX)	$38	0.35%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class R4/JRTDX) returned 14.33% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds and dollar-denominated emerging-market debt funds were top contributors.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class R4/JRTDX)	14.33%	6.69%	6.02%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class R4 shares ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$656,065,865
Total number of portfolio holdings	36
Total advisory fees paid (net)	$188,080
Portfolio turnover rate	49%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.5%
Equity	28.8%
Fixed income	21.7%
Unaffiliated investment companies	43.3%
Equity	23.8%
Fixed income	19.5%
U.S. Government and Agency obligations	6.2%
U.S. Government	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

431A-R4
8/24
10/24

John Hancock 2025 Lifetime Blend Portfolio
Class R6/JRTFX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class R6/JRTFX)	$11	0.10%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class R6/JRTFX) returned 14.68% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in intermediate-term bond funds and dollar-denominated emerging-market debt funds were top contributors.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class R6/JRTFX)	14.68%	6.96%	6.24%
S&P 500 Index	27.14%	15.92%	12.98%
S&P Target Date 2025 Index	14.30%	6.91%	6.14%
John Hancock 2025 Lifetime Index	14.87%	7.19%	6.86%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$656,065,865
Total number of portfolio holdings	36
Total advisory fees paid (net)	$188,080
Portfolio turnover rate	49%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.5%
Equity	28.8%
Fixed income	21.7%
Unaffiliated investment companies	43.3%
Equity	23.8%
Fixed income	19.5%
U.S. Government and Agency obligations	6.2%
U.S. Government	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

431A-R6
8/24
10/24

John Hancock 2020 Lifetime Blend Portfolio
Class 1/JRLOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class 1/JRLOX)	$20	0.19%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class 1/JRLOX) returned 13.63% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in short- and intermediate-term bond funds and dollar-denominated emerging-market debt funds were top contributors.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a flat return.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class 1/JRLOX)	13.63%	5.86%	5.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$296,616,706
Total number of portfolio holdings	36
Total advisory fees paid (net)	$116,971
Portfolio turnover rate	59%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	45.7%
Fixed income	23.8%
Equity	21.9%
Unaffiliated investment companies	47.2%
Fixed income	23.7%
Equity	23.5%
U.S. Government and Agency obligations	7.0%
U.S. Government	7.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

430A-1
8/24
10/24

John Hancock 2020 Lifetime Blend Portfolio
Class A/JHAPX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class A/JHAPX)	$59	0.55%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class A/JHAPX) returned 13.23% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in short- and intermediate-term bond funds and dollar-denominated emerging-market debt funds were top contributors.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a flat return.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class A/JHAPX)	7.62%	4.55%	4.82%
2020 Lifetime Blend Portfolio (Class A/JHAPX)—excluding sales charge	13.23%	5.63%	5.36%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$296,616,706
Total number of portfolio holdings	36
Total advisory fees paid (net)	$116,971
Portfolio turnover rate	59%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	45.7%
Fixed income	23.8%
Equity	21.9%
Unaffiliated investment companies	47.2%
Fixed income	23.7%
Equity	23.5%
U.S. Government and Agency obligations	7.0%
U.S. Government	7.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

430A-A
8/24
10/24

John Hancock 2020 Lifetime Blend Portfolio
Class R4/JRLPX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class R4/JRLPX)	$42	0.39%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class R4/JRLPX) returned 13.32% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in short- and intermediate-term bond funds and dollar-denominated emerging-market debt funds were top contributors.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a flat return.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class R4/JRLPX)	13.32%	5.63%	5.30%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class R4 shares ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$296,616,706
Total number of portfolio holdings	36
Total advisory fees paid (net)	$116,971
Portfolio turnover rate	59%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	45.7%
Fixed income	23.8%
Equity	21.9%
Unaffiliated investment companies	47.2%
Fixed income	23.7%
Equity	23.5%
U.S. Government and Agency obligations	7.0%
U.S. Government	7.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

430A-R4
8/24
10/24

John Hancock 2020 Lifetime Blend Portfolio
Class R6/JRTAX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class R6/JRTAX)	$15	0.14%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class R6/JRTAX) returned 13.65% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in short- and intermediate-term bond funds and dollar-denominated emerging-market debt funds were top contributors.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a flat return.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class R6/JRTAX)	13.65%	5.92%	5.53%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2020 Index	13.74%	6.01%	5.54%
John Hancock 2020 Lifetime Index	13.79%	6.15%	6.05%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$296,616,706
Total number of portfolio holdings	36
Total advisory fees paid (net)	$116,971
Portfolio turnover rate	59%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	45.7%
Fixed income	23.8%
Equity	21.9%
Unaffiliated investment companies	47.2%
Fixed income	23.7%
Equity	23.5%
U.S. Government and Agency obligations	7.0%
U.S. Government	7.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

430A-R6
8/24
10/24

John Hancock 2015 Lifetime Blend Portfolio
Class 1/JRLIX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class 1/JRLIX)	$21	0.20%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class 1/JRLIX) returned 12.88% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in short- and intermediate-term bond funds and dollar-denominated emerging-market debt funds were top contributors.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class 1/JRLIX)	12.88%	5.26%	5.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$89,010,159
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	68%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	44.3%
Fixed income	25.6%
Equity	18.7%
Unaffiliated investment companies	47.8%
Fixed income	27.8%
Equity	20.0%
U.S. Government and Agency obligations	7.9%
U.S. Government	7.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

429A-1
8/24
10/24

John Hancock 2015 Lifetime Blend Portfolio
Class A/JHAOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class A/JHAOX)	$61	0.57%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class A/JHAOX) returned 12.50% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in short- and intermediate-term bond funds and dollar-denominated emerging-market debt funds were top contributors.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class A/JHAOX)	6.91%	3.93%	4.35%
2015 Lifetime Blend Portfolio (Class A/JHAOX)—excluding sales charge	12.50%	5.00%	4.88%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$89,010,159
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	68%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	44.3%
Fixed income	25.6%
Equity	18.7%
Unaffiliated investment companies	47.8%
Fixed income	27.8%
Equity	20.0%
U.S. Government and Agency obligations	7.9%
U.S. Government	7.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

429A-A
8/24
10/24

John Hancock 2015 Lifetime Blend Portfolio
Class R4/JRLKX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class R4/JRLKX)	$43	0.40%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class R4/JRLKX) returned 12.68% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in short- and intermediate-term bond funds and dollar-denominated emerging-market debt funds were top contributors.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class R4/JRLKX)	12.68%	5.02%	4.84%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class R4 shares ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$89,010,159
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	68%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	44.3%
Fixed income	25.6%
Equity	18.7%
Unaffiliated investment companies	47.8%
Fixed income	27.8%
Equity	20.0%
U.S. Government and Agency obligations	7.9%
U.S. Government	7.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

429A-R4
8/24
10/24

John Hancock 2015 Lifetime Blend Portfolio
Class R6/JRLLX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class R6/JRLLX)	$17	0.16%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class R6/JRLLX) returned 12.92% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were the leading contributors in equities.
Fixed income allocation also contributed | Positions in short- and intermediate-term bond funds and dollar-denominated emerging-market debt funds were top contributors.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class R6/JRLLX)	12.92%	5.30%	5.05%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2015 Index	12.78%	5.58%	5.16%
John Hancock 2015 Lifetime Index	12.97%	5.57%	5.41%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$89,010,159
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	68%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	44.3%
Fixed income	25.6%
Equity	18.7%
Unaffiliated investment companies	47.8%
Fixed income	27.8%
Equity	20.0%
U.S. Government and Agency obligations	7.9%
U.S. Government	7.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

429A-R6
8/24
10/24

John Hancock 2010 Lifetime Blend Portfolio
Class 1/JRLDX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class 1/JRLDX)	$23	0.22%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class 1/JRLDX) returned 11.97% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
All segments of the fund gained | Given the robust performance for the financial markets, each of the fund’s major allocations contributed positively.
The equity allocation made the largest contribution | Holdings in U.S. large caps, defensive stocks, and international large caps were the leading contributors in the category.
Fixed income allocation also contributed | Positions in high-yield bonds, bank loans, and dollar-denominated emerging-market debt were top contributors. Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, also helped results.

TOP PERFORMANCE DETRACTORS
There were no major detractors | The fund’s allocation to U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) made the smallest contribution.
Local-currency emerging-market debt | This segment of the fund was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class 1/JRLDX)	11.97%	4.77%	4.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2010 Index	12.24%	5.11%	4.73%
John Hancock 2010 Lifetime Index	12.14%	5.06%	4.94%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$67,032,441
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	74%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	41.8%
Fixed income	27.4%
Equity	14.4%
Unaffiliated investment companies	49.5%
Fixed income	31.8%
Equity	17.7%
U.S. Government and Agency obligations	8.7%
U.S. Government	8.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

428A-1
8/24
10/24

John Hancock 2010 Lifetime Blend Portfolio
Class A/JHANX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class A/JHANX)	$61	0.58%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class A/JHANX) returned 11.57% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
All segments of the fund gained | Given the robust performance for the financial markets, each of the fund’s major allocations contributed positively.
The equity allocation made the largest contribution | Holdings in U.S. large caps, defensive stocks, and international large caps were the leading contributors in the category.
Fixed income allocation also contributed | Positions in high-yield bonds, bank loans, and dollar-denominated emerging-market debt were top contributors. Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, also helped results.

TOP PERFORMANCE DETRACTORS
There were no major detractors | The fund’s allocation to U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) made the smallest contribution.
Local-currency emerging-market debt | This segment of the fund was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class A/JHANX)	6.02%	3.48%	4.01%
2010 Lifetime Blend Portfolio (Class A/JHANX)—excluding sales charge	11.57%	4.54%	4.54%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2010 Index	12.24%	5.11%	4.73%
John Hancock 2010 Lifetime Index	12.14%	5.06%	4.94%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$67,032,441
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	74%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	41.8%
Fixed income	27.4%
Equity	14.4%
Unaffiliated investment companies	49.5%
Fixed income	31.8%
Equity	17.7%
U.S. Government and Agency obligations	8.7%
U.S. Government	8.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

428A-A
8/24
10/24

John Hancock 2010 Lifetime Blend Portfolio
Class R4/JRLFX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class R4/JRLFX)	$39	0.37%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class R4/JRLFX) returned 11.86% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
All segments of the fund gained | Given the robust performance for the financial markets, each of the fund’s major allocations contributed positively.
The equity allocation made the largest contribution | Holdings in U.S. large caps, defensive stocks, and international large caps were the leading contributors in the category.
Fixed income allocation also contributed | Positions in high-yield bonds, bank loans, and dollar-denominated emerging-market debt were top contributors. Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, also helped results.

TOP PERFORMANCE DETRACTORS
There were no major detractors | The fund’s allocation to U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) made the smallest contribution.
Local-currency emerging-market debt | This segment of the fund was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class R4/JRLFX)	11.86%	4.61%	4.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2010 Index	12.24%	5.11%	4.73%
John Hancock 2010 Lifetime Index	12.14%	5.06%	4.94%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Class R4 shares ceased operations between 6-15-16 and 4-7-17. Returns while Class R4 shares were not offered are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$67,032,441
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	74%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	41.8%
Fixed income	27.4%
Equity	14.4%
Unaffiliated investment companies	49.5%
Fixed income	31.8%
Equity	17.7%
U.S. Government and Agency obligations	8.7%
U.S. Government	8.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

428A-R4
8/24
10/24

John Hancock 2010 Lifetime Blend Portfolio
Class R6/JRLHX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class R6/JRLHX)	$18	0.17%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class R6/JRLHX) returned 12.00% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
All segments of the fund gained | Given the robust performance for the financial markets, each of the fund’s major allocations contributed positively.
The equity allocation made the largest contribution | Holdings in U.S. large caps, defensive stocks, and international large caps were the leading contributors in the category.
Fixed income allocation also contributed | Positions in high-yield bonds, bank loans, and dollar-denominated emerging-market debt were top contributors. Allocations to short- and intermediate-term bond funds, both of which benefited from holdings in investment-grade corporates, also helped results.

TOP PERFORMANCE DETRACTORS
There were no major detractors | The fund’s allocation to U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) made the smallest contribution.
Local-currency emerging-market debt | This segment of the fund was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class R6/JRLHX)	12.00%	4.82%	4.71%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P Target Date 2010 Index	12.24%	5.11%	4.73%
John Hancock 2010 Lifetime Index	12.14%	5.06%	4.94%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$67,032,441
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	74%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	41.8%
Fixed income	27.4%
Equity	14.4%
Unaffiliated investment companies	49.5%
Fixed income	31.8%
Equity	17.7%
U.S. Government and Agency obligations	8.7%
U.S. Government	8.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827831

428A-R6
8/24
10/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $355,495 and $339,320 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940, and a software licensing fee. Amounts billed to the registrant were $92,773 and $88,531 for fiscal years ended August 31, 2024 and August 31, 2023, respectively.

Amounts billed to control affiliates were $145,263 and $127,986 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $37,080 and $46,452 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $4,432 and $0 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $906,850 for the fiscal year ended August 31, 2024 and $1,465,369 for the fiscal year ended August 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2024 for the following funds:

John Hancock Lifetime Blend Portfolios

  2010 Lifetime Blend Portfolio

  2015 Lifetime Blend Portfolio

  2020 Lifetime Blend Portfolio

  2025 Lifetime Blend Portfolio

  2030 Lifetime Blend Portfolio

  2035 Lifetime Blend Portfolio

  2040 Lifetime Blend Portfolio

  2045 Lifetime Blend Portfolio

  2050 Lifetime Blend Portfolio

  2055 Lifetime Blend Portfolio

  2060 Lifetime Blend Portfolio

  2065 Lifetime Blend Portfolio

Annual Financial Statements & Other N-CSR Items
John Hancock
Lifetime Blend Portfolios
Target date
August 31, 2024

John Hancock
Lifetime Blend Portfolios

2	Portfolios’ investments
11	Financial statements
21	Financial highlights
33	Notes to financial statements
54	Report of independent registered public accounting firm
55	Tax information
56	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT

Portfolios’ investments
2065 LIFETIME BLEND PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.4%
Equity - 55.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,609,075	$16,943,555
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,035,442	24,404,953
Fixed income - 2.3%
Bond, Class NAV, JHSB (MIM US) (B)	76,059	1,047,327
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	54,318	424,769
High Yield, Class NAV, JHBT (MIM US) (B)	100,626	308,923

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $37,303,022)		$43,129,527
UNAFFILIATED INVESTMENT COMPANIES - 41.2%
Equity - 41.2%
Fidelity Mid Cap Index Fund	295,173	9,911,917
Fidelity Small Cap Index Fund	113,428	3,132,880
Financial Select Sector SPDR Fund	13,745	628,696
Vanguard FTSE All World ex-US Small-Cap ETF	9,091	1,118,829
Vanguard FTSE Developed Markets ETF	26,398	1,382,991
Vanguard FTSE Emerging Markets ETF	65,482	2,928,355
Vanguard Health Care ETF (C)	2,404	692,592
Vanguard Information Technology ETF	966	554,455
Vanguard S&P 500 ETF	20,408	10,572,185

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $26,524,147)		$30,922,900
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	300	0
ICA Gruppen AB (D)(E)	13	0
Health care - 0.0%
NMC Health PLC (D)(E)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	240	728
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	1,216	34

TOTAL COMMON STOCKS (Cost $301)		$762
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
U.S. Government - 1.3%
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	$383,400	115,056
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	828,600	258,949
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	1,050,900	334,375
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	745,100	248,249

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $941,476)		$956,629
2065 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 5.2747% (G)(H)	65,944	$659,418

TOTAL SHORT-TERM INVESTMENTS (Cost $659,267)		$659,418
Total investments (Cost $65,428,213) - 100.8%		$75,669,236
Other assets and liabilities, net - (0.8%)		(593,140)
TOTAL NET ASSETS - 100.0%		$75,076,096
2060 LIFETIME BLEND PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.4%
Equity - 55.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,246,901	$55,249,865
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,637,208	79,580,130
Fixed income - 2.3%
Bond, Class NAV, JHSB (MIM US) (B)	241,042	3,319,143
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	172,143	1,346,161
High Yield, Class NAV, JHBT (MIM US) (B)	318,901	979,026

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $118,400,577)		$140,474,325
UNAFFILIATED INVESTMENT COMPANIES - 41.2%
Equity - 41.2%
Fidelity Mid Cap Index Fund	964,686	32,394,153
Fidelity Small Cap Index Fund	372,520	10,289,004
Financial Select Sector SPDR Fund	45,100	2,062,874
Vanguard FTSE All World ex-US Small-Cap ETF	29,688	3,653,702
Vanguard FTSE Developed Markets ETF	86,656	4,539,908
Vanguard FTSE Emerging Markets ETF	213,187	9,533,723
Vanguard Health Care ETF (C)	7,874	2,268,499
Vanguard Information Technology ETF	3,147	1,806,284
Vanguard S&P 500 ETF	66,443	34,420,176

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $81,195,982)		$100,968,323
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	2,326	0
ICA Gruppen AB (D)(E)	100	0
Health care - 0.0%
NMC Health PLC (D)(E)	73	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	1,860	5,634
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	2

2060 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	9,419	$260

TOTAL COMMON STOCKS (Cost $2,349)		$5,894
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
U.S. Government - 1.3%
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	$1,272,800	381,959
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	2,750,700	859,632
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	3,488,300	1,109,906
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	2,473,600	824,141

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,221,064)		$3,175,638
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 5.2747% (G)(H)	234,307	2,342,976

TOTAL SHORT-TERM INVESTMENTS (Cost $2,343,070)		$2,342,976
Total investments (Cost $205,163,042) - 100.9%		$246,967,156
Other assets and liabilities, net - (0.9%)		(2,114,063)
TOTAL NET ASSETS - 100.0%		$244,853,093
2055 LIFETIME BLEND PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.4%
Equity - 55.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,242,544	$97,323,987
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	11,685,006	140,103,220
Fixed income - 2.3%
Bond, Class NAV, JHSB (MIM US) (B)	424,361	5,843,451
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	303,064	2,369,957
High Yield, Class NAV, JHBT (MIM US) (B)	561,435	1,723,605

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $208,739,647)		$247,364,220
UNAFFILIATED INVESTMENT COMPANIES - 41.2%
Equity - 41.2%
Fidelity Mid Cap Index Fund	1,697,386	56,998,234
Fidelity Small Cap Index Fund	655,952	18,117,401
Financial Select Sector SPDR Fund	79,414	3,632,396
Vanguard FTSE All World ex-US Small-Cap ETF	52,358	6,443,699
Vanguard FTSE Developed Markets ETF	152,590	7,994,190
Vanguard FTSE Emerging Markets ETF	375,193	16,778,631
Vanguard Health Care ETF (C)	13,867	3,995,083
Vanguard Information Technology ETF	5,534	3,176,350
Vanguard S&P 500 ETF	116,881	60,549,033
2055 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $141,203,049)		$177,685,017
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	4,869	$0
ICA Gruppen AB (D)(E)	209	0
Health care - 0.0%
NMC Health PLC (D)(E)	153	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	3,894	11,798
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	19,720	544

TOTAL COMMON STOCKS (Cost $4,915)		$12,342
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
U.S. Government - 1.3%
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	$2,250,800	675,450
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	4,863,800	1,520,005
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	6,168,200	1,962,595
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	4,373,900	1,457,274

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,724,117)		$5,615,324
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 5.2747% (G)(H)	372,156	3,721,413

TOTAL SHORT-TERM INVESTMENTS (Cost $3,721,739)		$3,721,413
Total investments (Cost $359,393,467) - 100.8%		$434,398,316
Other assets and liabilities, net - (0.8%)		(3,261,953)
TOTAL NET ASSETS - 100.0%		$431,136,363
2050 LIFETIME BLEND PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.4%
Equity - 55.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,835,584	$124,628,701
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,947,932	179,225,702
Fixed income - 2.3%
Bond, Class NAV, JHSB (MIM US) (B)	542,858	7,475,156
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	387,690	3,031,735
High Yield, Class NAV, JHBT (MIM US) (B)	718,208	2,204,898

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $266,372,194)		$316,566,192
3	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2050 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 41.3%
Equity - 41.3%
Fidelity Mid Cap Index Fund	2,179,622	$73,191,711
Fidelity Small Cap Index Fund	835,113	23,065,828
Financial Select Sector SPDR Fund	102,637	4,694,616
Vanguard FTSE All World ex-US Small-Cap ETF	67,100	8,257,997
Vanguard FTSE Developed Markets ETF	195,772	10,256,495
Vanguard FTSE Emerging Markets ETF	481,481	21,531,830
Vanguard Health Care ETF (C)	17,775	5,120,978
Vanguard Information Technology ETF	7,081	4,064,282
Vanguard S&P 500 ETF	149,888	77,647,980

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $179,927,808)		$227,831,717
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	6,675	0
ICA Gruppen AB (D)(E)	287	0
Health care - 0.0%
NMC Health PLC (D)(E)	209	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	5,335	16,161
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	27,032	746

TOTAL COMMON STOCKS (Cost $6,738)		$16,907
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
U.S. Government - 1.3%
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	$2,895,300	868,860
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	6,256,600	1,955,275
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	7,932,800	2,524,055
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	5,624,700	1,874,009

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,372,917)		$7,222,199
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 5.2747% (G)(H)	514,806	5,147,854

TOTAL SHORT-TERM INVESTMENTS (Cost $5,148,308)		$5,147,854
Total investments (Cost $458,827,965) - 100.9%		$556,784,869
Other assets and liabilities, net - (0.9%)		(4,837,989)
TOTAL NET ASSETS - 100.0%		$551,946,880
2045 LIFETIME BLEND PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 56.7%
Equity - 52.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,723,692	$144,510,477
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,386,053	208,458,779
Fixed income - 3.8%
Bond, Class NAV, JHSB (MIM US) (B)	985,990	13,577,087
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	887,262	6,938,391
High Yield, Class NAV, JHBT (MIM US) (B)	1,643,682	5,046,103

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $321,267,479)		$378,530,837
UNAFFILIATED INVESTMENT COMPANIES - 41.0%
Equity - 39.0%
Fidelity Mid Cap Index Fund	2,404,934	80,757,690
Fidelity Small Cap Index Fund	925,540	25,563,428
Financial Select Sector SPDR Fund	118,947	5,440,636
iShares Global Infrastructure ETF	12,737	666,527
Vanguard Energy ETF	19,775	2,519,928
Vanguard FTSE All World ex-US Small-Cap ETF	81,081	9,978,639
Vanguard FTSE Developed Markets ETF	284,577	14,908,989
Vanguard FTSE Emerging Markets ETF	465,480	20,816,266
Vanguard Global ex-U.S. Real Estate ETF	14,827	660,988
Vanguard Health Care ETF (C)	20,797	5,991,616
Vanguard Information Technology ETF	8,337	4,785,188
Vanguard Materials ETF	6,505	1,342,502
Vanguard Real Estate ETF	20,943	1,992,308
Vanguard S&P 500 ETF	164,055	84,987,053
Fixed income - 2.0%
Vanguard Total Bond Market ETF	180,099	13,392,162

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $217,725,172)		$273,803,920
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	8,519	0
ICA Gruppen AB (D)(E)	366	0
Health care - 0.0%
NMC Health PLC (D)(E)	267	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	6,811	20,635
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	34,500	951

TOTAL COMMON STOCKS (Cost $8,601)		$21,586
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.2%
U.S. Government - 2.2%
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	$5,944,500	1,783,905
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	12,835,800	4,011,366
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	4

2045 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	16,276,000	$5,178,691
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	11,539,000	3,844,505

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $15,951,663)		$14,818,467
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 5.2747% (G)(H)	627,939	6,279,143

TOTAL SHORT-TERM INVESTMENTS (Cost $6,279,678)		$6,279,143
Total investments (Cost $561,232,593) - 100.8%		$673,453,953
Other assets and liabilities, net - (0.8%)		(5,416,069)
TOTAL NET ASSETS - 100.0%		$668,037,884
2040 LIFETIME BLEND PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.8%
Equity - 46.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,082,938	$148,293,333
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,438,772	209,090,877
Fixed income - 8.1%
Bond, Class NAV, JHSB (MIM US) (B)	2,615,553	36,016,169
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,924,013	15,045,780
High Yield, Class NAV, JHBT (MIM US) (B)	3,492,671	10,722,499

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $360,857,148)		$419,168,658
UNAFFILIATED INVESTMENT COMPANIES - 42.2%
Equity - 37.5%
Fidelity Mid Cap Index Fund	2,364,114	79,386,936
Fidelity Small Cap Index Fund	913,993	25,244,475
Financial Select Sector SPDR Fund	140,992	6,448,974
iShares Global Infrastructure ETF	32,095	1,679,531
iShares MSCI Global Min Vol Factor ETF	87,491	9,927,604
Vanguard Dividend Appreciation ETF	33,857	6,639,019
Vanguard Energy ETF	49,719	6,335,692
Vanguard FTSE All World ex-US Small-Cap ETF	92,915	11,435,049
Vanguard FTSE Developed Markets ETF	387,385	20,295,100
Vanguard FTSE Emerging Markets ETF	389,665	17,425,819
Vanguard Global ex-U.S. Real Estate ETF	38,003	1,694,174
Vanguard Health Care ETF (C)	24,406	7,031,369
Vanguard Information Technology ETF	9,740	5,590,468
Vanguard Materials ETF	16,522	3,409,810
Vanguard Real Estate ETF	53,895	5,127,031
Vanguard S&P 500 ETF	153,241	79,384,968
Fixed income - 4.7%
Vanguard Total Bond Market ETF	479,877	35,683,654
2040 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $261,872,218)		$322,739,673
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	8,209	$0
ICA Gruppen AB (D)(E)	353	0
Health care - 0.0%
NMC Health PLC (D)(E)	258	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	6,565	19,889
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	33,245	917

TOTAL COMMON STOCKS (Cost $8,288)		$20,806
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.0%
U.S. Government - 3.0%
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	$9,018,100	2,706,272
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	19,472,400	6,085,396
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	24,695,200	7,857,509
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	17,505,500	5,832,393

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $24,929,650)		$22,481,570
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2747% (G)(H)	29,521	295,193

TOTAL SHORT-TERM INVESTMENTS (Cost $295,203)		$295,193
Total investments (Cost $647,962,507) - 100.0%		$764,705,900
Other assets and liabilities, net - 0.0%		204,127
TOTAL NET ASSETS - 100.0%		$764,910,027
2035 LIFETIME BLEND PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.2%
Equity - 42.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,606,115	$153,802,396
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	18,516,075	222,007,740
Fixed income - 13.1%
Bond, Class NAV, JHSB (MIM US) (B)	5,147,933	70,887,044
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,415,001	26,705,307
High Yield, Class NAV, JHBT (MIM US) (B)	6,192,805	19,011,912

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $430,602,786)		$492,414,399
5	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 41.1%
Equity - 33.2%
Fidelity Mid Cap Index Fund	2,294,199	$77,039,219
Fidelity Small Cap Index Fund	892,622	24,654,220
Financial Select Sector SPDR Fund	147,673	6,754,563
iShares Global Infrastructure ETF	57,872	3,028,442
iShares MSCI Global Min Vol Factor ETF	160,715	18,236,331
Vanguard Dividend Appreciation ETF	62,198	12,196,406
Vanguard Energy ETF	90,154	11,488,324
Vanguard FTSE All World ex-US Small-Cap ETF	97,506	12,000,063
Vanguard FTSE Developed Markets ETF	466,323	24,430,662
Vanguard FTSE Emerging Markets ETF	281,234	12,576,784
Vanguard Global ex-U.S. Real Estate ETF	68,240	3,042,139
Vanguard Health Care ETF (C)	25,458	7,334,450
Vanguard Information Technology ETF	10,189	5,848,180
Vanguard Materials ETF	29,830	6,156,315
Vanguard Real Estate ETF	96,947	9,222,568
Vanguard S&P 500 ETF	119,932	62,129,573
Fixed income - 7.9%
Vanguard Total Bond Market ETF	945,061	70,274,736

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $303,763,816)		$366,412,975
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	8,783	0
ICA Gruppen AB (D)(E)	377	0
Health care - 0.0%
NMC Health PLC (D)(E)	276	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	7,026	21,287
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	35,571	981

TOTAL COMMON STOCKS (Cost $8,869)		$22,268
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.6%
U.S. Government - 3.6%
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	$12,976,600	3,894,191
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	28,021,900	8,757,234
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	35,536,000	11,306,830
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	25,192,300	8,393,442

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $35,898,223)		$32,351,697
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 5.2747% (G)(H)	489,577	4,895,571
2035 LIFETIME BLEND PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $4,895,935)	$4,895,571
Total investments (Cost $775,169,629) - 100.5%	$896,096,910
Other assets and liabilities, net - (0.5%)	(4,190,389)
TOTAL NET ASSETS - 100.0%	$891,906,521
2030 LIFETIME BLEND PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.5%
Equity - 37.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,410,417	$130,681,688
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	16,440,516	197,121,782
Fixed income - 16.4%
Bond, Class NAV, JHSB (MIM US) (B)	6,319,736	87,022,764
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,409,937	34,485,706
High Yield, Class NAV, JHBT (MIM US) (B)	7,698,082	23,633,112

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $418,335,908)		$472,945,052
UNAFFILIATED INVESTMENT COMPANIES - 41.2%
Equity - 28.0%
Fidelity Mid Cap Index Fund	1,810,069	60,782,118
Fidelity Small Cap Index Fund	702,966	19,415,910
Financial Select Sector SPDR Fund	136,749	6,254,899
iShares Global Infrastructure ETF	77,995	4,081,478
iShares MSCI Global Min Vol Factor ETF	218,938	24,842,895
Vanguard Dividend Appreciation ETF	84,469	16,563,526
Vanguard Energy ETF	120,575	15,364,872
Vanguard FTSE All World ex-US Small-Cap ETF	89,636	11,031,503
Vanguard FTSE Developed Markets ETF	376,423	19,720,801
Vanguard FTSE Emerging Markets ETF	122,425	5,474,846
Vanguard Global ex-U.S. Real Estate ETF	91,974	4,100,201
Vanguard Health Care ETF	23,713	6,831,715
Vanguard Information Technology ETF	9,401	5,395,892
Vanguard Materials ETF (C)	39,705	8,194,318
Vanguard Real Estate ETF	129,869	12,354,438
Vanguard S&P 500 ETF	52,202	27,042,725
Fixed income - 13.2%
Invesco Senior Loan ETF (C)	464,344	9,783,728
Vanguard Short-Term Corporate Bond ETF	262,625	20,723,739
Vanguard Total Bond Market ETF	1,161,368	86,359,324

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $312,941,570)		$364,318,928
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	7,871	0
ICA Gruppen AB (D)(E)	338	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	6

2030 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (D)(E)	247	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	6,295	19,070
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	31,878	879

TOTAL COMMON STOCKS (Cost $7,947)		$19,949
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.2%
U.S. Government - 5.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$4,410,363	4,252,175
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,265,499	3,115,482
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	3,028,091	2,969,900
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	3,743,639	3,812,429
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	12,802,500	3,841,945
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	27,643,800	8,639,072
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	35,061,200	11,155,758
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	24,852,600	8,280,263

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $50,046,808)		$46,067,024
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 5.2747% (G)(H)	299,456	2,994,442

TOTAL SHORT-TERM INVESTMENTS (Cost $2,994,545)		$2,994,442
Total investments (Cost $784,326,778) - 100.2%		$886,345,395
Other assets and liabilities, net - (0.2%)		(2,133,380)
TOTAL NET ASSETS - 100.0%		$884,212,015
2025 LIFETIME BLEND PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 50.5%
Equity - 28.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,206,556	$75,885,038
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,439,170	113,175,643
Fixed income - 21.7%
Bond, Class NAV, JHSB (MIM US) (B)	6,253,678	86,113,142
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,277,522	33,450,225
High Yield, Class NAV, JHBT (MIM US) (B)	7,366,314	22,614,586

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $298,151,107)		$331,238,634
2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 43.3%
Equity - 23.8%
Fidelity Mid Cap Index Fund	1,004,752	$33,739,563
Fidelity Small Cap Index Fund	387,538	10,703,800
Financial Select Sector SPDR Fund	86,859	3,972,931
iShares Global Infrastructure ETF	73,018	3,821,032
iShares MSCI Global Min Vol Factor ETF	204,841	23,243,308
Vanguard Dividend Appreciation ETF	79,701	15,628,569
Vanguard Energy ETF	113,192	14,424,057
Vanguard FTSE All World ex-US Small-Cap ETF	53,293	6,558,770
Vanguard FTSE Developed Markets ETF	254,927	13,355,626
Vanguard Global ex-U.S. Real Estate ETF	85,451	3,809,406
Vanguard Health Care ETF	15,185	4,374,799
Vanguard Information Technology ETF	6,054	3,474,814
Vanguard Materials ETF (C)	37,459	7,730,788
Vanguard Real Estate ETF	120,800	11,491,704
Fixed income - 19.5%
Invesco Senior Loan ETF (C)	605,910	12,766,524
Vanguard Short-Term Corporate Bond ETF	368,318	29,063,973
Vanguard Total Bond Market ETF	1,153,441	85,769,872

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $250,753,580)		$283,929,536
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	5,304	0
ICA Gruppen AB (D)(E)	228	0
Health care - 0.0%
NMC Health PLC (D)(E)	166	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	4,242	12,853
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	21,481	592

TOTAL COMMON STOCKS (Cost $5,355)		$13,445
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
U.S. Government - 6.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$6,553,550	6,318,491
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,853,128	4,630,175
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	4,499,926	4,413,450
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	5,563,098	5,665,321
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	7,797,700	2,340,038
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	16,838,200	5,262,172
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	21,355,600	6,794,916
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	15,137,900	5,043,568
7	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $42,777,540)		$40,468,131
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 5.2747% (G)(H)	280,957	$2,809,457

TOTAL SHORT-TERM INVESTMENTS (Cost $2,809,313)		$2,809,457
Total investments (Cost $594,496,895) - 100.4%		$658,459,203
Other assets and liabilities, net - (0.4%)		(2,393,338)
TOTAL NET ASSETS - 100.0%		$656,065,865
2020 LIFETIME BLEND PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 45.7%
Equity - 21.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,164,368	$22,790,792
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,517,484	42,174,633
Fixed income - 23.8%
Bond, Class NAV, JHSB (MIM US) (B)	3,139,136	43,225,903
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,080,326	16,268,146
High Yield, Class NAV, JHBT (MIM US) (B)	3,590,477	11,022,766

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $123,250,466)		$135,482,240
UNAFFILIATED INVESTMENT COMPANIES - 47.2%
Equity - 23.5%
Fidelity Mid Cap Index Fund	336,776	11,308,930
Fidelity Small Cap Index Fund	129,607	3,579,737
Financial Select Sector SPDR Fund	37,806	1,729,246
iShares Global Infrastructure ETF	33,732	1,765,196
iShares MSCI Global Min Vol Factor ETF	94,299	10,700,108
Vanguard Dividend Appreciation ETF	36,501	7,157,481
Vanguard Energy ETF (C)	52,379	6,674,656
Vanguard FTSE All World ex-US Small-Cap ETF	18,081	2,225,229
Vanguard FTSE Developed Markets ETF	201,598	10,561,719
Vanguard Global ex-U.S. Real Estate ETF	39,266	1,750,478
Vanguard Health Care ETF	6,609	1,904,053
Vanguard Information Technology ETF	2,650	1,521,021
Vanguard Materials ETF (C)	17,224	3,554,689
Vanguard Real Estate ETF	55,462	5,276,100
Fixed income - 23.7%
Invesco Senior Loan ETF (C)	387,206	8,158,430
Vanguard Short-Term Corporate Bond ETF	242,369	19,125,338
Vanguard Total Bond Market ETF	577,841	42,968,254

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $125,914,180)		$139,960,665
2020 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	1,639	$0
ICA Gruppen AB (D)(E)	70	0
Health care - 0.0%
NMC Health PLC (D)(E)	51	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	1,309	3,964
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	6,637	183

TOTAL COMMON STOCKS (Cost $1,655)		$4,147
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.0%
U.S. Government - 7.0%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$4,467,507	4,307,269
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,308,562	3,156,566
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	3,067,474	3,008,526
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	3,792,495	3,862,183
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	2,623,800	787,385
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	5,666,100	1,770,735
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	7,185,500	2,286,279
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	5,094,500	1,697,360

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,525,802)		$20,876,303
SHORT-TERM INVESTMENTS - 2.9%
Short-term funds - 2.9%
John Hancock Collateral Trust, 5.2747% (G)(H)	863,423	8,633,891

TOTAL SHORT-TERM INVESTMENTS (Cost $8,634,726)		$8,633,891
Total investments (Cost $279,326,829) - 102.8%		$304,957,246
Other assets and liabilities, net - (2.8%)		(8,340,540)
TOTAL NET ASSETS - 100.0%		$296,616,706
2015 LIFETIME BLEND PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 44.3%
Equity - 18.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	499,820	$5,263,104
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	953,067	11,427,275
Fixed income - 25.6%
Bond, Class NAV, JHSB (MIM US) (B)	1,018,757	14,028,282
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	8

2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	664,915	$5,199,636
High Yield, Class NAV, JHBT (MIM US) (B)	1,147,050	3,521,442

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $35,702,433)		$39,439,739
UNAFFILIATED INVESTMENT COMPANIES - 47.8%
Equity - 20.0%
Fidelity Mid Cap Index Fund	70,114	2,354,419
Fidelity Small Cap Index Fund	26,984	745,293
iShares Global Infrastructure ETF	10,131	530,155
iShares MSCI Global Min Vol Factor ETF	28,272	3,208,025
Vanguard Dividend Appreciation ETF	10,996	2,156,206
Vanguard Energy ETF	15,769	2,009,444
Vanguard FTSE All World ex-US Small-Cap ETF	3,620	445,513
Vanguard FTSE Developed Markets ETF	60,019	3,144,395
Vanguard Global ex-U.S. Real Estate ETF	11,827	527,248
Vanguard Materials ETF (C)	5,173	1,067,604
Vanguard Real Estate ETF	16,693	1,588,005
Fixed income - 27.8%
Invesco Senior Loan ETF (C)	150,745	3,176,197
Vanguard Short-Term Corporate Bond ETF	95,550	7,539,851
Vanguard Total Bond Market ETF	188,248	13,998,120

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $38,850,516)		$42,490,475
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	424	0
ICA Gruppen AB (D)(E)	18	0
Health care - 0.0%
NMC Health PLC (D)(E)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	336	1,019
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	1,716	47

TOTAL COMMON STOCKS (Cost $427)		$1,066
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.9%
U.S. Government - 7.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$1,787,865	1,723,739
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,324,248	1,263,412
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,227,890	1,204,294
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,517,994	1,545,887
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	524,900	157,519
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	1,133,600	354,266
2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	1,437,800	$457,479
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	1,019,100	339,539

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,147,905)		$7,046,135
SHORT-TERM INVESTMENTS - 4.7%
Short-term funds - 4.7%
John Hancock Collateral Trust, 5.2747% (G)(H)	422,114	4,220,976

TOTAL SHORT-TERM INVESTMENTS (Cost $4,221,382)		$4,220,976
Total investments (Cost $85,922,663) - 104.7%		$93,198,391
Other assets and liabilities, net - (4.7%)		(4,188,232)
TOTAL NET ASSETS - 100.0%		$89,010,159
2010 LIFETIME BLEND PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 41.8%
Equity - 14.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	287,397	$3,026,286
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	553,753	6,639,493
Fixed income - 27.4%
Bond, Class NAV, JHSB (MIM US) (B)	825,780	11,370,993
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	528,893	4,135,944
High Yield, Class NAV, JHBT (MIM US) (B)	914,617	2,807,874

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $25,890,098)		$27,980,590
UNAFFILIATED INVESTMENT COMPANIES - 49.5%
Equity - 17.7%
Fidelity Mid Cap Index Fund	27,704	930,310
Fidelity Small Cap Index Fund	12,238	338,019
iShares Global Infrastructure ETF	7,651	400,377
iShares MSCI Global Min Vol Factor ETF	21,347	2,422,244
Vanguard Dividend Appreciation ETF	8,305	1,628,527
Vanguard Energy ETF	11,834	1,508,007
Vanguard FTSE All World ex-US Small-Cap ETF	2,734	336,473
Vanguard FTSE Developed Markets ETF	35,988	1,885,411
Vanguard Global ex-U.S. Real Estate ETF	8,907	397,074
Vanguard Materials ETF	3,907	806,327
Vanguard Real Estate ETF	12,582	1,196,926
Fixed income - 31.8%
Invesco Senior Loan ETF (C)	139,630	2,942,004
Vanguard Short-Term Corporate Bond ETF	89,098	7,030,723
Vanguard Total Bond Market ETF	152,996	11,376,785

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,729,676)		$33,199,207
9	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2010 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	225	$0
ICA Gruppen AB (D)(E)	10	0
Health care - 0.0%
NMC Health PLC (D)(E)	7	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	180	545
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	911	25

TOTAL COMMON STOCKS (Cost $227)		$570
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
U.S. Government - 8.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$1,683,042	1,622,676
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,246,469	1,189,206
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,155,723	1,133,514
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,428,712	1,454,965
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	185,200	55,577
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	400,300	125,099
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	507,400	161,444
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	359,800	119,876

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,854,681)		$5,862,357
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 5.2747% (G)(I)	3,949	39,490

TOTAL SHORT-TERM INVESTMENTS (Cost $39,491)		$39,490
Total investments (Cost $62,514,173) - 100.1%		$67,082,214
Other assets and liabilities, net - (0.1%)		(49,773)
TOTAL NET ASSETS - 100.0%		$67,032,441
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 8-31-24.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Non-income producing.
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 8-31-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	10

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 8-31-24

	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio	2050 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$31,880,291	$104,149,855	$183,312,683	$235,070,823
Affiliated investments, at value	43,788,945	142,817,301	251,085,633	321,714,046
Total investments, at value	75,669,236	246,967,156	434,398,316	556,784,869
Cash	—	7,700	—	17,500
Dividends and interest receivable	10,613	46,795	89,359	118,750
Receivable for fund shares sold	328,573	461,773	1,046,496	1,130,331
Receivable for investments sold	—	—	—	536
Receivable for securities lending income	49	111	271	284
Receivable from affiliates	3,127	5,861	8,584	10,377
Other assets	34,537	32,023	39,253	38,881
Total assets	76,046,135	247,521,419	435,582,279	558,101,528
Liabilities
Payable for investments purchased	274,100	315,715	659,454	858,447
Payable for fund shares repurchased	47,389	21,956	40,940	80,410
Payable upon return of securities loaned	584,500	2,250,325	3,653,125	5,114,375
Payable to affiliates
Accounting and legal services fees	2,258	7,513	13,293	17,098
Transfer agent fees	747	4,316	8,656	12,569
Distribution and service fees	—	107	132	159
Trustees’ fees	65	219	388	500
Other liabilities and accrued expenses	60,980	68,175	69,928	71,090
Total liabilities	970,039	2,668,326	4,445,916	6,154,648
Net assets	$75,076,096	$244,853,093	$431,136,363	$551,946,880
Net assets consist of
Paid-in capital	$63,777,790	$207,023,390	$364,521,973	$467,279,978
Total distributable earnings (loss)	11,298,306	37,829,703	66,614,390	84,666,902
Net assets	$75,076,096	$244,853,093	$431,136,363	$551,946,880
Unaffiliated investments, at cost	$27,465,924	$84,419,395	$146,932,081	$187,307,463
Affiliated investments, at cost	37,962,289	120,743,647	212,461,386	271,520,502
Total investments, at cost	65,428,213	205,163,042	359,393,467	458,827,965
Securities loaned, at value	$572,940	$2,205,819	$3,580,875	$5,013,225
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$8,331,104	$45,956,533	$92,965,219	$134,576,163
Shares outstanding	576,804	2,869,097	6,344,218	9,080,439
Net asset value and redemption price per share	$14.44	$16.02	$14.65	$14.82
Class R4
Net assets	$72,271	$1,337,335	$1,626,165	$1,965,473
Shares outstanding	5,000	83,485	111,181	132,711
Net asset value, offering price and redemption price per share	$14.45	$16.02	$14.63	$14.81
Class R6
Net assets	$10,960,684	$62,824,153	$103,401,277	$135,310,628
Shares outstanding	758,599	3,918,447	7,059,964	9,135,965
Net asset value, offering price and redemption price per share	$14.45	$16.03	$14.65	$14.81
Class 1
Net assets	$55,712,037	$134,735,072	$233,143,702	$280,094,616
Shares outstanding	3,853,423	8,403,609	15,907,846	18,894,474
Net asset value, offering price and redemption price per share	$14.46	$16.03	$14.66	$14.82
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.20	$16.86	$15.42	$15.60

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
11	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-24

Continued

	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio	2030 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$288,643,973	$345,242,049	$398,786,940	$410,405,901
Affiliated investments, at value	384,809,980	419,463,851	497,309,970	475,939,494
Total investments, at value	673,453,953	764,705,900	896,096,910	886,345,395
Cash	—	100	16,300	—
Dividends and interest receivable	192,827	342,867	574,881	740,312
Receivable for fund shares sold	2,049,906	1,013,397	1,708,328	2,034,829
Receivable for investments sold	95	127	358	1,229
Receivable for securities lending income	484	156	235	3,007
Receivable from affiliates	12,140	13,872	16,142	15,909
Other assets	40,097	42,069	42,633	45,962
Total assets	675,749,502	766,118,488	898,455,787	889,186,643
Liabilities
Payable for investments purchased	1,344,313	953,908	1,479,061	1,815,203
Payable for fund shares repurchased	267,916	112,557	185,528	239,970
Payable upon return of securities loaned	5,991,125	29,225	4,763,675	2,795,792
Payable to affiliates
Accounting and legal services fees	20,558	23,749	27,613	27,554
Transfer agent fees	14,732	15,265	18,076	20,065
Distribution and service fees	306	81	383	515
Trustees’ fees	600	693	802	801
Other liabilities and accrued expenses	72,068	72,983	74,128	74,728
Total liabilities	7,711,618	1,208,461	6,549,266	4,974,628
Net assets	$668,037,884	$764,910,027	$891,906,521	$884,212,015
Net assets consist of
Paid-in capital	$570,415,701	$665,057,700	$794,310,956	$809,187,688
Total distributable earnings (loss)	97,622,183	99,852,327	97,595,565	75,024,327
Net assets	$668,037,884	$764,910,027	$891,906,521	$884,212,015
Unaffiliated investments, at cost	$233,685,436	$286,810,156	$339,670,908	$362,996,325
Affiliated investments, at cost	327,547,157	361,152,351	435,498,721	421,330,453
Total investments, at cost	561,232,593	647,962,507	775,169,629	784,326,778
Securities loaned, at value	$5,872,635	$28,647	$4,669,461	$4,251,993
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$159,734,436	$162,994,725	$191,546,138	$213,958,000
Shares outstanding	11,099,985	11,686,829	14,455,318	17,097,779
Net asset value and redemption price per share	$14.39	$13.95	$13.25	$12.51
Class R4
Net assets	$3,739,105	$988,290	$4,686,890	$6,229,511
Shares outstanding	260,502	70,869	353,648	497,990
Net asset value, offering price and redemption price per share	$14.35	$13.95	$13.25	$12.51
Class R6
Net assets	$151,804,959	$200,564,429	$214,657,357	$235,274,381
Shares outstanding	10,535,992	14,369,621	16,187,445	18,778,583
Net asset value, offering price and redemption price per share	$14.41	$13.96	$13.26	$12.53
Class 1
Net assets	$352,759,384	$400,362,583	$481,016,136	$428,750,123
Shares outstanding	24,501,588	28,693,749	36,265,284	34,248,099
Net asset value, offering price and redemption price per share	$14.40	$13.95	$13.26	$12.52
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.15	$14.68	$13.95	$13.17

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	12

STATEMENTS OF ASSETS AND LIABILITIES 8-31-24

Continued

	2025 Lifetime Blend Portfolio	2020 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio	2010 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$324,411,112	$160,841,115	$49,537,676	$39,062,134
Affiliated investments, at value	334,048,091	144,116,131	43,660,715	28,020,080
Total investments, at value	658,459,203	304,957,246	93,198,391	67,082,214
Dividends and interest receivable	725,114	363,389	119,905	97,846
Receivable for fund shares sold	1,086,829	658,066	75,422	5,506
Receivable for investments sold	—	514	127	29,578
Receivable for securities lending income	3,621	1,760	638	785
Receivable from affiliates	11,901	6,384	3,429	3,142
Other assets	44,898	31,399	22,042	19,437
Total assets	660,331,566	306,018,758	93,419,954	67,238,508
Liabilities
Due to custodian	—	12,861	—	—
Payable for investments purchased	1,739,209	568,200	135,449	77,062
Payable for fund shares repurchased	218,403	96,936	16,292	58,359
Payable upon return of securities loaned	2,191,912	8,633,625	4,184,808	—
Payable to affiliates
Accounting and legal services fees	20,639	9,336	2,855	2,131
Transfer agent fees	22,065	11,535	3,180	1,560
Distribution and service fees	182	112	8	2
Trustees’ fees	602	271	84	62
Other liabilities and accrued expenses	72,689	69,176	67,119	66,891
Total liabilities	4,265,701	9,402,052	4,409,795	206,067
Net assets	$656,065,865	$296,616,706	$89,010,159	$67,032,441
Net assets consist of
Paid-in capital	$618,250,907	$285,065,121	$85,872,721	$65,536,991
Total distributable earnings (loss)	37,814,958	11,551,585	3,137,438	1,495,450
Net assets	$656,065,865	$296,616,706	$89,010,159	$67,032,441
Unaffiliated investments, at cost	$293,536,475	$147,441,637	$45,998,848	$36,584,584
Affiliated investments, at cost	300,960,420	131,885,192	39,923,815	25,929,589
Total investments, at cost	594,496,895	279,326,829	85,922,663	62,514,173
Securities loaned, at value	$5,793,670	$8,460,942	$4,101,406	$2,884,584
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$236,640,022	$124,547,271	$33,627,992	$16,301,915
Shares outstanding	20,104,151	11,144,308	3,149,787	1,577,699
Net asset value and redemption price per share	$11.77	$11.18	$10.68	$10.33
Class R4
Net assets	$2,186,516	$1,277,596	$92,174	$50,365
Shares outstanding	185,857	114,447	8,642	4,876
Net asset value, offering price and redemption price per share	$11.76	$11.16	$10.67	$10.33
Class R6
Net assets	$149,299,692	$61,553,467	$25,498,927	$13,972,856
Shares outstanding	12,671,241	5,497,333	2,385,108	1,350,697
Net asset value, offering price and redemption price per share	$11.78	$11.20	$10.69	$10.34
Class 1
Net assets	$267,939,635	$109,238,372	$29,791,066	$36,707,305
Shares outstanding	22,764,987	9,769,642	2,787,997	3,551,967
Net asset value, offering price and redemption price per share	$11.77	$11.18	$10.69	$10.33
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.39	$11.77	$11.24	$10.87

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
13	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-24

	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio	2050 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$651,504	$2,289,287	$4,117,440	$5,371,197
Dividends from unaffiliated investments	419,033	1,511,759	2,714,994	3,550,044
Interest	42,432	160,380	298,166	388,813
Securities lending	212	8,460	999	12,224
Other income received from advisor	3,138	9,013	15,124	19,136
Total investment income	1,116,319	3,978,899	7,146,723	9,341,414
Expenses
Investment management fees	150,477	531,831	952,411	1,239,058
Distribution and service fees	37,633	163,423	317,807	440,493
Accounting and legal services fees	11,178	39,675	71,035	92,426
Transfer agent fees	6,364	41,344	84,635	123,703
Trustees’ fees	1,745	4,800	8,194	10,496
Custodian fees	27,697	27,697	27,697	27,697
State registration fees	53,067	57,303	62,535	65,850
Printing and postage	13,095	14,055	14,508	14,837
Professional fees	48,985	58,150	62,361	65,225
Other	12,899	16,512	20,551	22,671
Total expenses	363,140	954,790	1,621,734	2,102,456
Less expense reductions	(319,252)	(751,299)	(1,221,152)	(1,540,521)
Net expenses	43,888	203,491	400,582	561,935
Net investment income	1,072,431	3,775,408	6,746,141	8,779,479
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	858,971	691,784	1,991,666	2,221,814
Affiliated investments	907,098	(191)	50,159	47,293
	1,766,069	691,593	2,041,825	2,269,107
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	3,963,832	15,784,671	27,552,076	36,050,185
Affiliated investments	5,034,798	20,287,469	36,238,272	47,035,147
	8,998,630	36,072,140	63,790,348	83,085,332
Net realized and unrealized gain	10,764,699	36,763,733	65,832,173	85,354,439
Increase in net assets from operations	$11,837,130	$40,539,141	$72,578,314	$94,133,918
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	14

STATEMENTS OF OPERATIONS For the year ended 8-31-24

Continued
	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio	2030 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$6,773,101	$7,607,540	$9,465,343	$9,387,230
Dividends from unaffiliated investments	4,810,420	6,476,834	9,069,830	11,198,463
Interest	618,053	937,221	1,382,643	1,873,768
Securities lending	4,509	29,382	60,691	78,612
Other income received from advisor	5,016	—	—	—
Total investment income	12,211,099	15,050,977	19,978,507	22,538,073
Expenses
Investment management fees	1,549,060	1,906,987	2,399,641	2,580,152
Distribution and service fees	536,673	559,262	674,468	705,711
Accounting and legal services fees	112,924	128,587	152,008	152,953
Transfer agent fees	147,267	152,784	179,748	196,346
Trustees’ fees	12,875	14,595	17,288	17,511
Custodian fees	27,697	27,697	27,697	29,197
State registration fees	67,149	65,618	66,723	66,279
Printing and postage	15,575	15,775	15,892	16,061
Professional fees	67,937	69,918	72,931	73,025
Other	26,410	31,156	34,034	38,149
Total expenses	2,563,567	2,972,379	3,640,430	3,875,384
Less expense reductions	(1,883,333)	(2,178,091)	(2,612,964)	(2,638,674)
Net expenses	680,234	794,288	1,027,466	1,236,710
Net investment income	11,530,865	14,256,689	18,951,041	21,301,363
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,719,349	(1,041,158)	(6,974,800)	(13,365,167)
Affiliated investments	143,143	452,786	443,850	661,866
	2,862,492	(588,372)	(6,530,950)	(12,703,301)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	41,592,245	49,271,640	58,162,577	57,581,557
Affiliated investments	55,376,805	57,870,720	62,144,284	55,390,598
	96,969,050	107,142,360	120,306,861	112,972,155
Net realized and unrealized gain	99,831,542	106,553,988	113,775,911	100,268,854
Increase in net assets from operations	$111,362,407	$120,810,677	$132,726,952	$121,570,217
15	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-24

Continued
	2025 Lifetime Blend Portfolio	2020 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio	2010 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$7,162,702	$2,986,346	$906,954	$647,691
Dividends from unaffiliated investments	10,762,992	5,868,243	1,928,535	1,506,929
Interest	1,702,207	884,045	301,247	240,101
Securities lending	67,759	56,154	25,272	17,653
Total investment income	19,695,660	9,794,788	3,162,008	2,412,374
Expenses
Investment management fees	2,211,937	1,119,619	352,762	266,832
Distribution and service fees	703,379	371,740	105,564	57,027
Accounting and legal services fees	118,544	55,120	16,918	12,317
Transfer agent fees	223,422	122,726	35,577	15,657
Trustees’ fees	13,885	6,852	2,498	1,938
Custodian fees	29,197	29,197	29,197	29,197
State registration fees	71,289	60,132	54,514	50,990
Printing and postage	15,933	14,404	13,209	12,802
Professional fees	68,499	60,186	55,158	54,531
Other	43,073	32,770	19,167	18,204
Total expenses	3,499,158	1,872,746	684,564	519,495
Less expense reductions	(2,026,472)	(1,004,287)	(414,492)	(344,788)
Net expenses	1,472,686	868,459	270,072	174,707
Net investment income	18,222,974	8,926,329	2,891,936	2,237,667
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(13,306,678)	(8,005,136)	(2,104,301)	(1,230,874)
Affiliated investments	659,492	173,366	153,194	233,442
	(12,647,186)	(7,831,770)	(1,951,107)	(997,432)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	44,311,363	22,378,414	6,097,451	3,929,529
Affiliated investments	33,321,102	11,732,358	3,273,409	1,804,625
	77,632,465	34,110,772	9,370,860	5,734,154
Net realized and unrealized gain	64,985,279	26,279,002	7,419,753	4,736,722
Increase in net assets from operations	$83,208,253	$35,205,331	$10,311,689	$6,974,389
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	16

STATEMENTS OF CHANGES IN NET ASSETS

	2065 Lifetime Blend Portfolio		2060 Lifetime Blend Portfolio		2055 Lifetime Blend Portfolio
	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$1,072,431	$420,410	$3,775,408	$2,349,641	$6,746,141	$4,606,718
Net realized gain (loss)	1,766,069	(403,243)	691,593	(4,588,661)	2,041,825	(10,032,351)
Change in net unrealized appreciation (depreciation)	8,998,630	3,109,145	36,072,140	16,854,492	63,790,348	32,830,058
Increase in net assets resulting from operations	11,837,130	3,126,312	40,539,141	14,615,472	72,578,314	27,404,425
Distributions to shareholders
From earnings
Class A	(73,989)	(19,743)	(526,226)	(851,383)	(1,105,936)	(2,254,756)
Class R4	(1,200)	(4,727)	(18,443)	(139,187)	(25,746)	(344,963)
Class R6	(140,430)	(11,283)	(927,334)	(2,342,254)	(1,571,578)	(5,771,830)
Class 1	(812,912)	(319,704)	(2,315,913)	(4,888,811)	(4,123,567)	(11,181,753)
Total distributions	(1,028,531)	(355,457)	(3,787,916)	(8,221,635)	(6,826,827)	(19,553,302)
Portfolio share transactions
From portfolio share transactions	21,628,460	21,878,944	40,154,814	44,068,094	62,295,789	57,036,524
Total increase	32,437,059	24,649,799	76,906,039	50,461,931	128,047,276	64,887,647
Net assets
Beginning of year	42,639,037	17,989,238	167,947,054	117,485,123	303,089,087	238,201,440
End of year	$75,076,096	$42,639,037	$244,853,093	$167,947,054	$431,136,363	$303,089,087
17	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2050 Lifetime Blend Portfolio		2045 Lifetime Blend Portfolio		2040 Lifetime Blend Portfolio
	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$8,779,479	$6,222,218	$11,530,865	$8,074,787	$14,256,689	$9,370,146
Net realized gain (loss)	2,269,107	(14,902,418)	2,862,492	(17,202,069)	(588,372)	(16,239,736)
Change in net unrealized appreciation (depreciation)	83,085,332	44,839,229	96,969,050	53,822,469	107,142,360	50,511,572
Increase in net assets resulting from operations	94,133,918	36,159,029	111,362,407	44,695,187	120,810,677	43,641,982
Distributions to shareholders
From earnings
Class A	(1,634,182)	(3,292,512)	(2,043,737)	(4,316,129)	(2,150,073)	(4,330,814)
Class R4	(28,364)	(459,664)	(59,673)	(499,496)	(16,055)	(483,909)
Class R6	(2,149,020)	(7,914,662)	(2,662,287)	(9,799,538)	(3,198,210)	(8,136,302)
Class 1	(5,134,331)	(13,098,720)	(6,708,768)	(18,160,164)	(7,818,338)	(19,939,303)
Total distributions	(8,945,897)	(24,765,558)	(11,474,465)	(32,775,327)	(13,182,676)	(32,890,328)
Portfolio share transactions
From portfolio share transactions	67,611,458	63,725,505	64,469,287	82,479,328	98,819,991	111,565,169
Total increase	152,799,479	75,118,976	164,357,229	94,399,188	206,447,992	122,316,823
Net assets
Beginning of year	399,147,401	324,028,425	503,680,655	409,281,467	558,462,035	436,145,212
End of year	$551,946,880	$399,147,401	$668,037,884	$503,680,655	$764,910,027	$558,462,035
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	18

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2035 Lifetime Blend Portfolio		2030 Lifetime Blend Portfolio		2025 Lifetime Blend Portfolio
	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$18,951,041	$12,279,873	$21,301,363	$13,772,647	$18,222,974	$12,827,963
Net realized loss	(6,530,950)	(18,312,389)	(12,703,301)	(17,216,841)	(12,647,186)	(17,259,156)
Change in net unrealized appreciation (depreciation)	120,306,861	52,024,902	112,972,155	42,539,758	77,632,465	31,958,401
Increase in net assets resulting from operations	132,726,952	45,992,386	121,570,217	39,095,564	83,208,253	27,527,208
Distributions to shareholders
From earnings
Class A	(2,785,886)	(4,782,725)	(3,329,351)	(5,622,940)	(4,352,731)	(5,905,008)
Class R4	(86,043)	(662,378)	(142,833)	(741,644)	(63,530)	(350,594)
Class R6	(4,160,843)	(8,497,312)	(4,834,947)	(8,073,904)	(3,799,374)	(5,762,510)
Class 1	(10,311,659)	(23,951,005)	(10,594,643)	(24,258,898)	(8,178,918)	(15,775,618)
Total distributions	(17,344,431)	(37,893,420)	(18,901,774)	(38,697,386)	(16,394,553)	(27,793,730)
Portfolio share transactions
From portfolio share transactions	100,373,945	156,086,990	98,403,490	167,423,023	37,154,626	114,237,405
Total increase	215,756,466	164,185,956	201,071,933	167,821,201	103,968,326	113,970,883
Net assets
Beginning of year	676,150,055	511,964,099	683,140,082	515,318,881	552,097,539	438,126,656
End of year	$891,906,521	$676,150,055	$884,212,015	$683,140,082	$656,065,865	$552,097,539
19	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2020 Lifetime Blend Portfolio		2015 Lifetime Blend Portfolio		2010 Lifetime Blend Portfolio
	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$8,926,329	$6,756,035	$2,891,936	$2,065,050	$2,237,667	$1,550,563
Net realized loss	(7,831,770)	(7,654,532)	(1,951,107)	(2,603,171)	(997,432)	(2,313,342)
Change in net unrealized appreciation (depreciation)	34,110,772	12,452,078	9,370,860	3,914,655	5,734,154	2,964,320
Increase in net assets resulting from operations	35,205,331	11,553,581	10,311,689	3,376,534	6,974,389	2,201,541
Distributions to shareholders
From earnings
Class A	(2,768,280)	(3,189,277)	(774,011)	(817,369)	(342,535)	(405,522)
Class R4	(48,230)	(173,321)	(3,550)	(26,859)	(3,031)	(11,387)
Class R6	(1,690,073)	(2,418,735)	(710,321)	(707,085)	(346,128)	(318,850)
Class 1	(3,627,841)	(5,625,441)	(1,061,995)	(1,532,747)	(1,192,562)	(1,726,825)
Total distributions	(8,134,424)	(11,406,774)	(2,549,877)	(3,084,060)	(1,884,256)	(2,462,584)
Portfolio share transactions
From portfolio share transactions	(175,363)	51,074,592	2,773,124	14,741,350	2,655,919	14,793,265
Total increase	26,895,544	51,221,399	10,534,936	15,033,824	7,746,052	14,532,222
Net assets
Beginning of year	269,721,162	218,499,763	78,475,223	63,441,399	59,286,389	44,754,167
End of year	$296,616,706	$269,721,162	$89,010,159	$78,475,223	$67,032,441	$59,286,389
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	20

Financial highlights
2065 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2065 Lifetime Blend Portfolio
Class A
08-31-2024	12.15	0.18[5]	2.33	2.51	(0.22)	—	(0.22)	14.44	20.92[6]	0.98	0.42	1.35[5]	8,331	41
08-31-2023	11.15	0.13	1.00	1.13	(0.13)	—	(0.13)	12.15	10.32[6]	1.22	0.42	1.16	3,032	12
08-31-2022	13.52	0.07[5]	(2.16)	(2.09)	(0.12)	(0.16)	(0.28)	11.15	(15.86)[6]	1.66	0.42	0.61[5]	1,417	89
08-31-2021[7]	12.85	—[5,8]	0.67	0.67	—	—	—	13.52	5.21[6,9]	8.46[10]	0.41[10]	0.06[5,10]	225	19[11]
Class R4
08-31-2024	12.15	0.20[5]	2.34	2.54	(0.24)	—	(0.24)	14.45	21.18	0.86	0.20	1.59[5]	72	41
08-31-2023	11.15	0.16	0.99	1.15	(0.15)	—	(0.15)	12.15	10.52	1.15	0.25	1.41	476	12
08-31-2022	13.51	0.15[5]	(2.21)	(2.06)	(0.14)	(0.16)	(0.30)	11.15	(15.66)	1.57	0.23	1.26[5]	292	89
08-31-2021[12]	10.00	0.11[5]	3.50	3.61	(0.10)	—	(0.10)	13.51	36.28[9]	8.34[10]	0.19[10]	0.99[5,10]	204	19
Class R6
08-31-2024	12.15	0.24[5]	2.33	2.57	(0.27)	—	(0.27)	14.45	21.46	0.57	0.01	1.82[5]	10,961	41
08-31-2023	11.15	0.12	1.06	1.18	(0.18)	—	(0.18)	12.15	10.78	0.82	0.01	1.01	4,303	12
08-31-2022	13.52	0.19[5]	(2.23)	(2.04)	(0.17)	(0.16)	(0.33)	11.15	(15.52)	1.25	0.01	1.61[5]	410	89
08-31-2021[12]	10.00	0.17[5]	3.45	3.62	(0.10)	—	(0.10)	13.52	36.44[9]	8.06[10]	0.01[10]	1.52[5,10]	68	19
Class 1
08-31-2024	12.16	0.26[5]	2.30	2.56	(0.26)	—	(0.26)	14.46	21.39	0.61	0.05	1.97[5]	55,712	41
08-31-2023	11.16	0.18	0.99	1.17	(0.17)	—	(0.17)	12.16	10.72	0.86	0.06	1.55	34,828	12
08-31-2022	13.52	0.16[5]	(2.19)	(2.03)	(0.17)	(0.16)	(0.33)	11.16	(15.48)	1.29	0.05	1.34[5]	15,871	89
08-31-2021[12]	10.00	0.07[5]	3.55	3.62	(0.10)	—	(0.10)	13.52	36.42[9]	8.10[10]	0.05[10]	0.58[5,10]	5,699	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 8-31-24, 8-31-22 and 8-31-21 and 0.01%, 0.01% and less than 0.005% for the periods ended 8-31-24, 8-31-22 and 8-31-21, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] The inception date for Class A shares is 6-21-21.
[8] Less than $0.005 per share.
[9] Not annualized.
[10] Annualized.
[11] Portfolio turnover is shown for the period from 9-23-20 to 8-31-21.
[12] Period from 9-23-20 (commencement of operations) to 8-31-21.
21	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2060 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2060 Lifetime Blend Portfolio
Class A
08-31-2024	13.48	0.21[5]	2.58	2.79	(0.25)	—	(0.25)	16.02	20.96[6]	0.79	0.42	1.43[5]	45,957	21
08-31-2023	12.97	0.16	1.09	1.25	(0.16)	(0.58)	(0.74)	13.48	10.37[6]	0.82	0.42	1.23	23,628	25
08-31-2022	16.14	0.13[5]	(2.55)	(2.42)	(0.17)	(0.58)	(0.75)	12.97	(15.84)[6]	0.84	0.42	0.94[5]	10,978	81
08-31-2021[7]	15.35	(0.01)	0.80	0.79	—	—	—	16.14	5.15[6,8]	0.88[9]	0.41[9]	(0.24)[9]	1,905	15[10]
Class R4
08-31-2024	13.48	0.23[5]	2.58	2.81	(0.27)	—	(0.27)	16.02	21.14	0.73	0.25	1.58[5]	1,337	21
08-31-2023	12.97	0.19	1.08	1.27	(0.18)	(0.58)	(0.76)	13.48	10.55	0.76	0.27	1.46	3,050	25
08-31-2022	16.14	0.19[5]	(2.58)	(2.39)	(0.20)	(0.58)	(0.78)	12.97	(15.70)	0.78	0.26	1.31[5]	2,006	81
08-31-2021	12.95	0.13	3.48	3.61	(0.18)	(0.24)	(0.42)	16.14	28.37	0.83	0.26	0.85	1,726	15
08-31-2020	12.06	0.13	1.59	1.72	(0.26)	(0.57)	(0.83)	12.95	14.56	1.02	0.24	1.16	376	32
Class R6
08-31-2024	13.49	0.27[5]	2.57	2.84	(0.30)	—	(0.30)	16.03	21.40	0.38	0.01	1.86[5]	62,824	21
08-31-2023	12.98	0.25	1.06	1.31	(0.22)	(0.58)	(0.80)	13.49	10.84	0.42	0.02	1.98	33,344	25
08-31-2022	16.16	0.22[5]	(2.59)	(2.37)	(0.23)	(0.58)	(0.81)	12.98	(15.54)	0.43	0.01	1.50[5]	32,711	81
08-31-2021	12.96	0.19	3.46	3.65	(0.21)	(0.24)	(0.45)	16.16	28.68	0.48	0.01	1.31	23,276	15
08-31-2020	12.06	0.22	1.53	1.75	(0.28)	(0.57)	(0.85)	12.96	14.84	0.70	—	1.90	8,365	32
Class 1
08-31-2024	13.49	0.29[5]	2.55	2.84	(0.30)	—	(0.30)	16.03	21.35	0.43	0.05	2.03[5]	134,735	21
08-31-2023	12.98	0.21	1.09	1.30	(0.21)	(0.58)	(0.79)	13.49	10.78	0.46	0.06	1.65	107,925	25
08-31-2022	16.15	0.22[5]	(2.58)	(2.36)	(0.23)	(0.58)	(0.81)	12.98	(15.52)	0.47	0.05	1.52[5]	71,791	81
08-31-2021	12.96	0.20	3.43	3.63	(0.20)	(0.24)	(0.44)	16.15	28.54	0.52	0.05	1.39	67,257	15
08-31-2020	12.06	0.25	1.50	1.75	(0.28)	(0.57)	(0.85)	12.96	14.77	0.73	0.05	2.08	36,437	32

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 8-31-24 and 8-31-22 and less than 0.005% and 0.01% for the periods ended 8-31-24 and 8-31-22, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] The inception date for Class A shares is 6-21-21.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	22

Financial highlights continued
2055 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2055 Lifetime Blend Portfolio
Class A
08-31-2024	12.33	0.19[5]	2.36	2.55	(0.23)	—	(0.23)	14.65	20.92[6]	0.76	0.42	1.45[5]	92,965	21
08-31-2023	12.04	0.14	0.99	1.13	(0.15)	(0.69)	(0.84)	12.33	10.29[6]	0.77	0.43	1.22	50,736	29
08-31-2022	15.05	0.13[5]	(2.37)	(2.24)	(0.16)	(0.61)	(0.77)	12.04	(15.78)[6]	0.76	0.42	1.00[5]	23,337	79
08-31-2021[7]	14.31	(0.01)	0.75	0.74	—	—	—	15.05	5.17[6,8]	0.76[9]	0.41[9]	(0.27)[9]	4,336	15[10]
Class R4
08-31-2024	12.31	0.21[5]	2.36	2.57	(0.25)	—	(0.25)	14.63	21.13	0.69	0.25	1.61[5]	1,626	21
08-31-2023	12.01	0.18	0.98	1.16	(0.17)	(0.69)	(0.86)	12.31	10.57	0.72	0.27	1.51	5,677	29
08-31-2022	15.03	0.18[5]	(2.41)	(2.23)	(0.18)	(0.61)	(0.79)	12.01	(15.73)	0.71	0.26	1.36[5]	4,586	79
08-31-2021	12.15	0.15	3.21	3.36	(0.17)	(0.31)	(0.48)	15.03	28.26	0.71	0.26	1.11	5,128	15
08-31-2020	11.48	0.06	1.58	1.64	(0.25)	(0.72)	(0.97)	12.15	14.67	0.76	0.26	0.57	2,219	28
Class R6
08-31-2024	12.32	0.25[5]	2.36	2.61	(0.28)	—	(0.28)	14.65	21.47	0.35	0.01	1.87[5]	103,401	21
08-31-2023	12.03	0.25	0.93	1.18	(0.20)	(0.69)	(0.89)	12.32	10.77	0.37	0.02	2.09	53,947	29
08-31-2022	15.05	0.21[5]	(2.40)	(2.19)	(0.22)	(0.61)	(0.83)	12.03	(15.51)	0.36	0.01	1.56[5]	69,354	79
08-31-2021	12.16	0.19	3.20	3.39	(0.19)	(0.31)	(0.50)	15.05	28.60	0.36	0.01	1.39	57,666	15
08-31-2020	11.48	0.23	1.44	1.67	(0.27)	(0.72)	(0.99)	12.16	14.95	0.42	—	2.04	24,431	28
Class 1
08-31-2024	12.33	0.27[5]	2.33	2.60	(0.27)	—	(0.27)	14.66	21.41	0.39	0.05	2.04[5]	233,144	21
08-31-2023	12.04	0.20	0.98	1.18	(0.20)	(0.69)	(0.89)	12.33	10.70	0.41	0.06	1.69	192,729	29
08-31-2022	15.06	0.21[5]	(2.40)	(2.19)	(0.22)	(0.61)	(0.83)	12.04	(15.53)	0.40	0.05	1.54[5]	140,924	79
08-31-2021	12.16	0.19	3.21	3.40	(0.19)	(0.31)	(0.50)	15.06	28.63	0.40	0.05	1.42	144,622	15
08-31-2020	11.49	0.24	1.42	1.66	(0.27)	(0.72)	(0.99)	12.16	14.78	0.46	0.05	2.13	90,699	28

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 8-31-24 and 8-31-22 and less than 0.005% and 0.01% for the periods ended 8-31-24 and 8-31-22, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] The inception date for Class A shares is 6-21-21.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
23	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2050 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2050 Lifetime Blend Portfolio
Class A
08-31-2024	12.48	0.20[5]	2.37	2.57	(0.23)	—	(0.23)	14.82	20.87[6]	0.75	0.42	1.48	134,576	20
08-31-2023	12.11	0.15	1.01	1.16	(0.16)	(0.63)	(0.79)	12.48	10.40[6]	0.76	0.43	1.28	75,211	32
08-31-2022	15.16	0.12[5]	(2.38)	(2.26)	(0.16)	(0.63)	(0.79)	12.11	(15.84)[6]	0.75	0.42	0.91[5]	37,655	80
08-31-2021[7]	14.41	(0.01)	0.76	0.75	—	—	—	15.16	5.20[6,8]	0.74[9]	0.41[9]	(0.28)[9]	4,180	17[10]
Class R4
08-31-2024	12.46	0.20[5]	2.40	2.60	(0.25)	—	(0.25)	14.81	21.16	0.68	0.25	1.54	1,965	20
08-31-2023	12.10	0.18	0.99	1.17	(0.18)	(0.63)	(0.81)	12.46	10.49	0.70	0.27	1.53	7,787	32
08-31-2022	15.14	0.19[5]	(2.42)	(2.23)	(0.18)	(0.63)	(0.81)	12.10	(15.65)	0.69	0.26	1.36[5]	6,648	80
08-31-2021	12.27	0.14	3.25	3.39	(0.17)	(0.35)	(0.52)	15.14	28.30	0.69	0.26	0.99	7,284	17
08-31-2020	11.61	0.10	1.56	1.66	(0.25)	(0.75)	(1.00)	12.27	14.61	0.73	0.26	0.95	2,351	30
Class R6
08-31-2024	12.46	0.25[5]	2.38	2.63	(0.28)	—	(0.28)	14.81	21.44	0.34	0.01	1.85	135,311	20
08-31-2023	12.11	0.25	0.94	1.19	(0.21)	(0.63)	(0.84)	12.46	10.71	0.35	0.02	2.11	74,465	32
08-31-2022	15.15	0.21[5]	(2.40)	(2.19)	(0.22)	(0.63)	(0.85)	12.11	(15.43)	0.34	0.01	1.57[5]	103,056	80
08-31-2021	12.28	0.19	3.23	3.42	(0.20)	(0.35)	(0.55)	15.15	28.55	0.34	0.01	1.42	94,579	17
08-31-2020	11.62	0.24	1.45	1.69	(0.28)	(0.75)	(1.03)	12.28	14.89	0.38	—	2.09	48,478	30
Class 1
08-31-2024	12.48	0.27[5]	2.35	2.62	(0.28)	—	(0.28)	14.82	21.28	0.38	0.05	2.06	280,095	20
08-31-2023	12.11	0.20	1.00	1.20	(0.20)	(0.63)	(0.83)	12.48	10.82	0.40	0.06	1.69	241,685	32
08-31-2022	15.16	0.21[5]	(2.42)	(2.21)	(0.21)	(0.63)	(0.84)	12.11	(15.52)	0.38	0.05	1.53[5]	176,669	80
08-31-2021	12.28	0.19	3.23	3.42	(0.19)	(0.35)	(0.54)	15.16	28.59	0.38	0.05	1.42	171,428	17
08-31-2020	11.62	0.25	1.43	1.68	(0.27)	(0.75)	(1.02)	12.28	14.82	0.42	0.05	2.16	109,857	30

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 8-31-24 and 8-31-22 and less than 0.005% and 0.01% for the periods ended 8-31-24 and 8-31-22, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] The inception date for Class A shares is 6-21-21.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	24

Financial highlights continued
2045 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2045 Lifetime Blend Portfolio
Class A
08-31-2024	12.19	0.21[5]	2.23	2.44	(0.24)	—	(0.24)	14.39	20.23[6]	0.75	0.42	1.61	159,734	22
08-31-2023	11.94	0.15	0.93	1.08	(0.16)	(0.67)	(0.83)	12.19	9.92[6]	0.76	0.43	1.32	94,673	29
08-31-2022	14.96	0.12[5]	(2.33)	(2.21)	(0.16)	(0.65)	(0.81)	11.94	(15.74)[6]	0.74	0.42	0.94[5]	44,758	80
08-31-2021[7]	14.22	(0.01)	0.75	0.74	—	—	—	14.96	5.20[6,8]	0.72[9]	0.41[9]	(0.28)[9]	7,583	18[10]
Class R4
08-31-2024	12.16	0.23[5]	2.21	2.44	(0.25)	—	(0.25)	14.35	20.38	0.68	0.25	1.76	3,739	22
08-31-2023	11.91	0.19	0.91	1.10	(0.18)	(0.67)	(0.85)	12.16	10.11	0.70	0.27	1.59	7,909	29
08-31-2022	14.93	0.19[5]	(2.38)	(2.19)	(0.18)	(0.65)	(0.83)	11.91	(15.63)	0.68	0.26	1.38[5]	6,716	80
08-31-2021	12.11	0.15	3.19	3.34	(0.17)	(0.35)	(0.52)	14.93	28.31	0.67	0.26	1.12	7,411	18
08-31-2020	11.49	0.13	1.51	1.64	(0.26)	(0.76)	(1.02)	12.11	14.67	0.70	0.27	1.18	3,188	33
Class R6
08-31-2024	12.20	0.26[5]	2.23	2.49	(0.28)	—	(0.28)	14.41	20.75	0.34	0.01	2.01	151,805	22
08-31-2023	11.95	0.25	0.88	1.13	(0.21)	(0.67)	(0.88)	12.20	10.38	0.35	0.02	2.13	90,644	29
08-31-2022	14.97	0.22[5]	(2.37)	(2.15)	(0.22)	(0.65)	(0.87)	11.95	(15.39)	0.33	0.01	1.60[5]	122,435	80
08-31-2021	12.14	0.20	3.18	3.38	(0.20)	(0.35)	(0.55)	14.97	28.59	0.32	0.01	1.44	116,109	18
08-31-2020	11.51	0.24	1.43	1.67	(0.28)	(0.76)	(1.04)	12.14	14.94	0.35	—	2.16	66,299	33
Class 1
08-31-2024	12.19	0.28[5]	2.21	2.49	(0.28)	—	(0.28)	14.40	20.73	0.38	0.05	2.20	352,759	22
08-31-2023	11.94	0.21	0.92	1.13	(0.21)	(0.67)	(0.88)	12.19	10.33	0.39	0.06	1.75	310,455	29
08-31-2022	14.96	0.21[5]	(2.37)	(2.16)	(0.21)	(0.65)	(0.86)	11.94	(15.43)	0.37	0.05	1.56[5]	235,373	80
08-31-2021	12.13	0.19	3.19	3.38	(0.20)	(0.35)	(0.55)	14.96	28.56	0.36	0.05	1.41	241,713	18
08-31-2020	11.50	0.24	1.42	1.66	(0.27)	(0.76)	(1.03)	12.13	14.89	0.39	0.05	2.15	142,635	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share and 0.01% for the periods ended 8-31-24 and 8-31-22, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] The inception date for Class A shares is 6-21-21.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
25	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2040 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2040 Lifetime Blend Portfolio
Class A
08-31-2024	11.93	0.23	2.03	2.26	(0.24)	—	(0.24)	13.95	19.14[5]	0.76	0.43	1.83	162,995	24
08-31-2023	11.77	0.17	0.77	0.94	(0.16)	(0.62)	(0.78)	11.93	8.72[5]	0.78	0.45	1.50	97,674	23
08-31-2022	14.71	0.14	(2.29)	(2.15)	(0.17)	(0.62)	(0.79)	11.77	(15.55)[5]	0.76	0.43	1.11	48,066	75
08-31-2021[6]	14.02	(0.01)	0.70	0.69	—	—	—	14.71	4.92[5,7]	0.74[8]	0.41[8]	(0.21)[8]	7,706	20[9]
Class R4
08-31-2024	11.93	0.24	2.03	2.27	(0.25)	—	(0.25)	13.95	19.32	0.70	0.26	1.91	988	24
08-31-2023	11.77	0.20	0.76	0.96	(0.18)	(0.62)	(0.80)	11.93	8.88	0.72	0.29	1.76	7,572	23
08-31-2022	14.71	0.20	(2.32)	(2.12)	(0.20)	(0.62)	(0.82)	11.77	(15.40)	0.70	0.27	1.49	7,079	75
08-31-2021	12.12	0.13	3.05	3.18	(0.18)	(0.41)	(0.59)	14.71	26.96	0.68	0.26	0.95	7,774	20
08-31-2020	11.50	0.08	1.57	1.65	(0.26)	(0.77)	(1.03)	12.12	14.75	0.69	0.26	0.77	1,808	41
Class R6
08-31-2024	11.94	0.27	2.03	2.30	(0.28)	—	(0.28)	13.96	19.58	0.35	0.02	2.15	200,564	24
08-31-2023	11.78	0.25	0.74	0.99	(0.21)	(0.62)	(0.83)	11.94	9.18	0.37	0.04	2.13	111,762	23
08-31-2022	14.72	0.23	(2.32)	(2.09)	(0.23)	(0.62)	(0.85)	11.78	(15.19)	0.36	0.02	1.71	107,439	75
08-31-2021	12.13	0.20	3.00	3.20	(0.20)	(0.41)	(0.61)	14.72	27.21	0.33	0.01	1.50	101,995	20
08-31-2020	11.50	0.25	1.43	1.68	(0.28)	(0.77)	(1.05)	12.13	15.05	0.35	0.01	2.21	56,804	41
Class 1
08-31-2024	11.93	0.30	2.00	2.30	(0.28)	—	(0.28)	13.95	19.55	0.40	0.06	2.35	400,363	24
08-31-2023	11.78	0.22	0.75	0.97	(0.20)	(0.62)	(0.82)	11.93	9.04	0.41	0.08	1.93	341,454	23
08-31-2022	14.72	0.22	(2.31)	(2.09)	(0.23)	(0.62)	(0.85)	11.78	(15.22)	0.40	0.06	1.67	273,561	75
08-31-2021	12.13	0.20	3.00	3.20	(0.20)	(0.41)	(0.61)	14.72	27.16	0.37	0.05	1.51	273,588	20
08-31-2020	11.50	0.25	1.42	1.67	(0.27)	(0.77)	(1.04)	12.13	14.98	0.39	0.06	2.23	171,471	41

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 6-21-21.
[7] Not annualized.
[8] Annualized.
[9] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	26

Financial highlights continued
2035 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2035 Lifetime Blend Portfolio
Class A
08-31-2024	11.50	0.25	1.75	2.00	(0.25)	—	(0.25)	13.25	17.64[5]	0.78	0.44	2.08	191,546	31
08-31-2023	11.45	0.19	0.60	0.79	(0.18)	(0.56)	(0.74)	11.50	7.55[5]	0.79	0.47	1.71	113,951	19
08-31-2022	14.26	0.15	(2.20)	(2.05)	(0.17)	(0.59)	(0.76)	11.45	(15.29)[5]	0.78	0.45	1.22	56,843	69
08-31-2021[6]	13.64	—[7]	0.62	0.62	—	—	—	14.26	4.55[5,8]	0.75[9]	0.43[9]	(0.09)[9]	7,671	24[10]
Class R4
08-31-2024	11.49	0.28	1.75	2.03	(0.27)	—	(0.27)	13.25	17.92	0.72	0.28	2.30	4,687	31
08-31-2023	11.45	0.22	0.58	0.80	(0.20)	(0.56)	(0.76)	11.49	7.61	0.73	0.31	1.94	11,484	19
08-31-2022	14.26	0.21	(2.24)	(2.03)	(0.19)	(0.59)	(0.78)	11.45	(15.15)	0.72	0.29	1.62	9,617	69
08-31-2021	12.00	0.16	2.69	2.85	(0.18)	(0.41)	(0.59)	14.26	24.47	0.70	0.27	1.24	10,690	24
08-31-2020	11.40	0.15	1.42	1.57	(0.27)	(0.70)	(0.97)	12.00	14.15	0.71	0.29	1.39	3,970	42
Class R6
08-31-2024	11.50	0.30	1.76	2.06	(0.30)	—	(0.30)	13.26	18.18	0.37	0.03	2.49	214,657	31
08-31-2023	11.46	0.25	0.58	0.83	(0.23)	(0.56)	(0.79)	11.50	7.90	0.38	0.06	2.23	136,676	19
08-31-2022	14.27	0.24	(2.23)	(1.99)	(0.23)	(0.59)	(0.82)	11.46	(14.93)	0.37	0.04	1.87	115,856	69
08-31-2021	12.01	0.21	2.67	2.88	(0.21)	(0.41)	(0.62)	14.27	24.73	0.35	0.02	1.58	115,558	24
08-31-2020	11.40	0.25	1.35	1.60	(0.29)	(0.70)	(0.99)	12.01	14.45	0.36	0.03	2.27	61,944	42
Class 1
08-31-2024	11.51	0.31	1.73	2.04	(0.29)	—	(0.29)	13.26	18.03	0.41	0.07	2.61	481,016	31
08-31-2023	11.46	0.24	0.59	0.83	(0.22)	(0.56)	(0.78)	11.51	7.94	0.43	0.10	2.14	414,039	19
08-31-2022	14.27	0.23	(2.23)	(2.00)	(0.22)	(0.59)	(0.81)	11.46	(14.97)	0.41	0.08	1.81	329,648	69
08-31-2021	12.01	0.21	2.67	2.88	(0.21)	(0.41)	(0.62)	14.27	24.67	0.39	0.06	1.62	316,717	24
08-31-2020	11.40	0.26	1.33	1.59	(0.28)	(0.70)	(0.98)	12.01	14.40	0.40	0.08	2.28	210,077	42

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 6-21-21.
[7] Less than $0.005 per share.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
27	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2030 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2030 Lifetime Blend Portfolio
Class A
08-31-2024	11.04	0.27	1.46	1.73	(0.26)	—	(0.26)	12.51	15.93[5]	0.80	0.46	2.39	213,958	37
08-31-2023	11.15	0.21	0.43	0.64	(0.20)	(0.55)	(0.75)	11.04	6.32[5]	0.82	0.49	1.95	125,637	16
08-31-2022	13.81	0.19	(2.08)	(1.89)	(0.18)	(0.59)	(0.77)	11.15	(14.59)[5]	0.80	0.47	1.58	67,199	69
08-31-2021[6]	13.26	—[7]	0.55	0.55	—	—	—	13.81	4.15[5,8]	0.77[9]	0.46[9]	0.12[9]	9,031	31[10]
Class R4
08-31-2024	11.03	0.31	1.45	1.76	(0.28)	—	(0.28)	12.51	16.21	0.74	0.30	2.70	6,230	37
08-31-2023	11.15	0.24	0.41	0.65	(0.22)	(0.55)	(0.77)	11.03	6.37	0.76	0.33	2.21	12,187	16
08-31-2022	13.81	0.24	(2.11)	(1.87)	(0.20)	(0.59)	(0.79)	11.15	(14.44)	0.74	0.31	1.89	10,514	69
08-31-2021	11.90	0.19	2.31	2.50	(0.19)	(0.40)	(0.59)	13.81	21.64	0.72	0.30	1.48	11,545	31
08-31-2020	11.31	0.19	1.26	1.45	(0.27)	(0.59)	(0.86)	11.90	13.20	0.74	0.32	1.78	6,232	45
Class R6
08-31-2024	11.05	0.32	1.47	1.79	(0.31)	—	(0.31)	12.53	16.45	0.39	0.05	2.80	235,274	37
08-31-2023	11.16	0.26	0.42	0.68	(0.24)	(0.55)	(0.79)	11.05	6.76	0.41	0.08	2.40	155,732	16
08-31-2022	13.82	0.27	(2.10)	(1.83)	(0.24)	(0.59)	(0.83)	11.16	(14.23)	0.39	0.06	2.15	104,775	69
08-31-2021	11.91	0.22	2.31	2.53	(0.22)	(0.40)	(0.62)	13.82	21.88	0.37	0.05	1.68	102,495	31
08-31-2020	11.32	0.25	1.22	1.47	(0.29)	(0.59)	(0.88)	11.91	13.38	0.39	0.06	2.29	46,937	45
Class 1
08-31-2024	11.04	0.33	1.45	1.78	(0.30)	—	(0.30)	12.52	16.43	0.44	0.09	2.90	428,750	37
08-31-2023	11.16	0.26	0.41	0.67	(0.24)	(0.55)	(0.79)	11.04	6.62	0.45	0.13	2.41	389,584	16
08-31-2022	13.82	0.26	(2.10)	(1.84)	(0.23)	(0.59)	(0.82)	11.16	(14.25)	0.43	0.10	2.09	332,831	69
08-31-2021	11.91	0.23	2.29	2.52	(0.21)	(0.40)	(0.61)	13.82	21.83	0.41	0.09	1.77	348,410	31
08-31-2020	11.31	0.26	1.21	1.47	(0.28)	(0.59)	(0.87)	11.91	13.43	0.42	0.11	2.35	245,230	45

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 6-21-21.
[7] Less than $0.005 per share.
[8] Not annualized.
[9] Annualized.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	28

Financial highlights continued
2025 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2025 Lifetime Blend Portfolio
Class A
08-31-2024	10.57	0.30	1.18	1.48	(0.28)	—	(0.28)	11.77	14.25[5]	0.85	0.51	2.73	236,640	49
08-31-2023	10.67	0.23	0.27	0.50	(0.22)	(0.38)	(0.60)	10.57	5.05[5]	0.86	0.54	2.26	150,550	21
08-31-2022	13.07	0.21	(1.84)	(1.63)	(0.19)	(0.58)	(0.77)	10.67	(13.36)[5]	0.84	0.51	1.88	85,495	59
08-31-2021[6]	12.62	0.01	0.44	0.45	—	—	—	13.07	3.57[5,7]	0.81[8]	0.49[8]	0.45[8]	12,112	41[9]
Class R4
08-31-2024	10.57	0.33	1.16	1.49	(0.30)	—	(0.30)	11.76	14.33	0.79	0.35	3.08	2,187	49
08-31-2023	10.66	0.26	0.26	0.52	(0.23)	(0.38)	(0.61)	10.57	5.32	0.80	0.38	2.49	6,192	21
08-31-2022	13.07	0.26	(1.88)	(1.62)	(0.21)	(0.58)	(0.79)	10.66	(13.30)	0.78	0.35	2.15	6,167	59
08-31-2021	11.62	0.20	1.88	2.08	(0.20)	(0.43)	(0.63)	13.07	18.50	0.76	0.34	1.67	7,251	41
08-31-2020	11.15	0.20	1.07	1.27	(0.28)	(0.52)	(0.80)	11.62	11.74	0.77	0.36	1.82	4,177	62
Class R6
08-31-2024	10.58	0.34	1.19	1.53	(0.33)	—	(0.33)	11.78	14.68	0.44	0.10	3.15	149,300	49
08-31-2023	10.68	0.28	0.26	0.54	(0.26)	(0.38)	(0.64)	10.58	5.50	0.45	0.13	2.70	117,356	21
08-31-2022	13.09	0.28	(1.87)	(1.59)	(0.24)	(0.58)	(0.82)	10.68	(13.06)	0.43	0.10	2.39	85,455	59
08-31-2021	11.63	0.23	1.89	2.12	(0.23)	(0.43)	(0.66)	13.09	18.84	0.41	0.09	1.89	91,021	41
08-31-2020	11.15	0.27	1.03	1.30	(0.30)	(0.52)	(0.82)	11.63	11.98	0.42	0.10	2.45	43,689	62
Class 1
08-31-2024	10.57	0.35	1.17	1.52	(0.32)	—	(0.32)	11.77	14.65	0.48	0.14	3.25	267,940	49
08-31-2023	10.67	0.28	0.25	0.53	(0.25)	(0.38)	(0.63)	10.57	5.45	0.49	0.17	2.69	278,000	21
08-31-2022	13.08	0.28	(1.88)	(1.60)	(0.23)	(0.58)	(0.81)	10.67	(13.10)	0.47	0.14	2.35	261,009	59
08-31-2021	11.62	0.24	1.88	2.12	(0.23)	(0.43)	(0.66)	13.08	18.81	0.45	0.13	1.94	273,108	41
08-31-2020	11.14	0.27	1.02	1.29	(0.29)	(0.52)	(0.81)	11.62	11.94	0.46	0.15	2.46	205,297	62

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 6-21-21.
[7] Not annualized.
[8] Annualized.
[9] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
29	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2020 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2020 Lifetime Blend Portfolio
Class A
08-31-2024	10.15	0.31	1.01	1.32	(0.29)	—	(0.29)	11.18	13.23[5]	0.92	0.55	2.96	124,547	59
08-31-2023	10.19	0.25	0.18	0.43	(0.23)	(0.24)	(0.47)	10.15	4.52[5]	0.93	0.59	2.49	92,504	23
08-31-2022	12.40	0.23	(1.65)	(1.42)	(0.20)	(0.59)	(0.79)	10.19	(12.31)[5]	0.94	0.57	2.16	58,199	54
08-31-2021[6]	12.04	0.01	0.35	0.36	—	—	—	12.40	2.99[5,7]	0.91[8]	0.55[8]	0.56[8]	8,174	48[9]
Class R4
08-31-2024	10.14	0.34	0.99	1.33	(0.31)	—	(0.31)	11.16	13.32	0.86	0.39	3.31	1,278	59
08-31-2023	10.18	0.27	0.18	0.45	(0.25)	(0.24)	(0.49)	10.14	4.68	0.87	0.43	2.71	3,448	23
08-31-2022	12.39	0.27	(1.67)	(1.40)	(0.22)	(0.59)	(0.81)	10.18	(12.17)	0.87	0.41	2.36	3,551	54
08-31-2021	11.34	0.22	1.44	1.66	(0.22)	(0.39)	(0.61)	12.39	15.08	0.86	0.40	1.89	5,186	48
08-31-2020	11.01	0.24	0.80	1.04	(0.29)	(0.42)	(0.71)	11.34	9.66	0.86	0.39	2.26	4,746	78
Class R6
08-31-2024	10.17	0.35	1.01	1.36	(0.33)	—	(0.33)	11.20	13.65	0.50	0.14	3.35	61,553	59
08-31-2023	10.21	0.29	0.18	0.47	(0.27)	(0.24)	(0.51)	10.17	4.94	0.52	0.18	2.92	53,407	23
08-31-2022	12.42	0.30	(1.67)	(1.37)	(0.25)	(0.59)	(0.84)	10.21	(11.92)	0.53	0.16	2.62	42,809	54
08-31-2021	11.36	0.25	1.45	1.70	(0.25)	(0.39)	(0.64)	12.42	15.41	0.51	0.14	2.12	47,943	48
08-31-2020	11.02	0.27	0.80	1.07	(0.31)	(0.42)	(0.73)	11.36	9.97	0.51	0.13	2.52	38,491	78
Class 1
08-31-2024	10.15	0.36	1.00	1.36	(0.33)	—	(0.33)	11.18	13.63	0.55	0.19	3.42	109,238	59
08-31-2023	10.20	0.29	0.17	0.46	(0.27)	(0.24)	(0.51)	10.15	4.79	0.57	0.23	2.89	120,362	23
08-31-2022	12.41	0.29	(1.67)	(1.38)	(0.24)	(0.59)	(0.83)	10.20	(11.96)	0.57	0.20	2.58	113,942	54
08-31-2021	11.35	0.25	1.44	1.69	(0.24)	(0.39)	(0.63)	12.41	15.37	0.55	0.19	2.11	137,412	48
08-31-2020	11.01	0.29	0.77	1.06	(0.30)	(0.42)	(0.72)	11.35	9.93	0.54	0.18	2.70	107,158	78

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 6-21-21.
[7] Not annualized.
[8] Annualized.
[9] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	30

Financial highlights continued
2015 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2015 Lifetime Blend Portfolio
Class A
08-31-2024	9.76	0.31	0.89	1.20	(0.28)	—	(0.28)	10.68	12.50[5]	1.06	0.57	3.13	33,628	68
08-31-2023	9.79	0.25	0.15	0.40	(0.24)	(0.19)	(0.43)	9.76	4.30[5]	1.09	0.61	2.62	25,675	28
08-31-2022	11.76	0.24	(1.51)	(1.27)	(0.19)	(0.51)	(0.70)	9.79	(11.55)[5]	1.11	0.58	2.34	12,908	64
08-31-2021[6]	11.46	0.02	0.28	0.30	—	—	—	11.76	2.62[5,7]	1.12[8]	0.57[8]	0.81[8]	1,932	58[9]
Class R4
08-31-2024	9.75	0.36	0.86	1.22	(0.30)	—	(0.30)	10.67	12.68	0.99	0.40	3.61	92	68
08-31-2023	9.78	0.27	0.14	0.41	(0.25)	(0.19)	(0.44)	9.75	4.45	1.03	0.45	2.82	524	28
08-31-2022	11.75	0.27	(1.52)	(1.25)	(0.21)	(0.51)	(0.72)	9.78	(11.41)	1.06	0.42	2.50	592	64
08-31-2021	11.00	0.22	1.16	1.38	(0.21)	(0.42)	(0.63)	11.75	13.00	1.07	0.41	1.98	672	58
08-31-2020	10.82	0.22	0.67	0.89	(0.30)	(0.41)	(0.71)	11.00	8.45	1.11	0.40	2.12	1,582	99
Class R6
08-31-2024	9.77	0.35	0.89	1.24	(0.32)	—	(0.32)	10.69	12.92	0.65	0.16	3.49	25,499	68
08-31-2023	9.81	0.29	0.13	0.42	(0.27)	(0.19)	(0.46)	9.77	4.61	0.68	0.20	3.02	18,648	28
08-31-2022	11.77	0.30	(1.51)	(1.21)	(0.24)	(0.51)	(0.75)	9.81	(11.08)	0.71	0.17	2.76	17,101	64
08-31-2021	11.02	0.26	1.15	1.41	(0.24)	(0.42)	(0.66)	11.77	13.24	0.72	0.16	2.27	19,660	58
08-31-2020	10.82	0.28	0.64	0.92	(0.31)	(0.41)	(0.72)	11.02	8.81	0.76	0.14	2.63	15,783	99
Class 1
08-31-2024	9.77	0.36	0.88	1.24	(0.32)	—	(0.32)	10.69	12.88	0.69	0.20	3.60	29,791	68
08-31-2023	9.80	0.29	0.15	0.44	(0.28)	(0.19)	(0.47)	9.77	4.71	0.72	0.24	3.01	33,628	28
08-31-2022	11.77	0.30	(1.53)	(1.23)	(0.23)	(0.51)	(0.74)	9.80	(11.20)	0.75	0.22	2.74	32,841	64
08-31-2021	11.02	0.25	1.16	1.41	(0.24)	(0.42)	(0.66)	11.77	13.19	0.76	0.21	2.23	34,767	58
08-31-2020	10.82	0.29	0.63	0.92	(0.31)	(0.41)	(0.72)	11.02	8.76	0.80	0.19	2.72	28,901	99

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 6-21-21.
[7] Not annualized.
[8] Annualized.
[9] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
31	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2010 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2010 Lifetime Blend Portfolio
Class A
08-31-2024	9.54	0.32	0.77	1.09	(0.30)	—	(0.30)	10.33	11.57[5]	1.14	0.58	3.28	16,302	74
08-31-2023	9.67	0.27	0.09	0.36	(0.27)	(0.22)	(0.49)	9.54	4.02[5]	1.20	0.63	2.84	10,298	35
08-31-2022	11.49	0.26	(1.42)	(1.16)	(0.21)	(0.45)	(0.66)	9.67	(10.72)[5]	1.26	0.60	2.55	3,404	69
08-31-2021[6]	11.23	0.04	0.22	0.26	—	—	—	11.49	2.32[5,7]	1.25[8]	0.59[8]	1.79[8]	79	62[9]
Class R4
08-31-2024	9.53	0.35	0.76	1.11	(0.31)	—	(0.31)	10.33	11.86	1.03	0.37	3.64	50	74
08-31-2023	9.66	0.29	0.09	0.38	(0.29)	(0.22)	(0.51)	9.53	4.19	1.12	0.45	3.04	113	35
08-31-2022	11.48	0.29	(1.43)	(1.14)	(0.23)	(0.45)	(0.68)	9.66	(10.58)	1.18	0.42	2.71	218	69
08-31-2021	10.84	0.24	0.96	1.20	(0.22)	(0.34)	(0.56)	11.48	11.36	1.16	0.40	2.14	241	62
08-31-2020	10.53	0.25	0.57	0.82	(0.27)	(0.24)	(0.51)	10.84	7.92	1.25	0.38	2.44	207	96
Class R6
08-31-2024	9.55	0.36	0.76	1.12	(0.33)	—	(0.33)	10.34	12.00	0.73	0.17	3.68	13,973	74
08-31-2023	9.68	0.30	0.10	0.40	(0.31)	(0.22)	(0.53)	9.55	4.46	0.79	0.22	3.15	10,672	35
08-31-2022	11.50	0.31	(1.42)	(1.11)	(0.26)	(0.45)	(0.71)	9.68	(10.34)	0.86	0.19	2.92	7,161	69
08-31-2021	10.86	0.26	0.96	1.22	(0.24)	(0.34)	(0.58)	11.50	11.57	0.84	0.18	2.33	7,176	62
08-31-2020	10.55	0.32	0.51	0.83	(0.28)	(0.24)	(0.52)	10.86	8.09	0.92	0.14	3.05	4,651	96
Class 1
08-31-2024	9.54	0.36	0.76	1.12	(0.33)	—	(0.33)	10.33	11.97	0.77	0.22	3.73	36,707	74
08-31-2023	9.67	0.30	0.10	0.40	(0.31)	(0.22)	(0.53)	9.54	4.43	0.83	0.26	3.14	38,203	35
08-31-2022	11.49	0.30	(1.41)	(1.11)	(0.26)	(0.45)	(0.71)	9.67	(10.38)	0.90	0.23	2.89	33,971	69
08-31-2021	10.85	0.26	0.95	1.21	(0.23)	(0.34)	(0.57)	11.49	11.53	0.88	0.22	2.32	33,215	62
08-31-2020	10.54	0.28	0.55	0.83	(0.28)	(0.24)	(0.52)	10.85	8.04	0.96	0.19	2.74	27,389	96

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 6-21-21.
[7] Not annualized.
[8] Annualized.
[9] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	32

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, twelve of which are presented in this report (collectively, the Lifetime Blend Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through each portfolio’s target retirement dates, with a greater focus on income beyond the target dates. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
33	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2065 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$43,129,527	$43,129,527	—	—
Unaffiliated investment companies	30,922,900	30,922,900	—	—
Common stocks	762	—	—	$762
U.S. Government and Agency obligations	956,629	—	$956,629	—
Short-term investments	659,418	659,418	—	—
Total investments in securities	$75,669,236	$74,711,845	$956,629	$762

2060 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$140,474,325	$140,474,325	—	—
Unaffiliated investment companies	100,968,323	100,968,323	—	—
Common stocks	5,894	—	—	$5,894
U.S. Government and Agency obligations	3,175,638	—	$3,175,638	—
Short-term investments	2,342,976	2,342,976	—	—
Total investments in securities	$246,967,156	$243,785,624	$3,175,638	$5,894

2055 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$247,364,220	$247,364,220	—	—
Unaffiliated investment companies	177,685,017	177,685,017	—	—
Common stocks	12,342	—	—	$12,342
U.S. Government and Agency obligations	5,615,324	—	$5,615,324	—
Short-term investments	3,721,413	3,721,413	—	—
Total investments in securities	$434,398,316	$428,770,650	$5,615,324	$12,342

2050 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$316,566,192	$316,566,192	—	—
Unaffiliated investment companies	227,831,717	227,831,717	—	—
Common stocks	16,907	—	—	$16,907
U.S. Government and Agency obligations	7,222,199	—	$7,222,199	—
Short-term investments	5,147,854	5,147,854	—	—
Total investments in securities	$556,784,869	$549,545,763	$7,222,199	$16,907

2045 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$378,530,837	$378,530,837	—	—
Unaffiliated investment companies	273,803,920	273,803,920	—	—
Common stocks	21,586	—	—	$21,586
U.S. Government and Agency obligations	14,818,467	—	$14,818,467	—
Short-term investments	6,279,143	6,279,143	—	—
Total investments in securities	$673,453,953	$658,613,900	$14,818,467	$21,586

2040 Lifetime Blend Portfolio
Investments in securities:
Assets
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	34

	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2040 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$419,168,658	$419,168,658	—	—
Unaffiliated investment companies	322,739,673	322,739,673	—	—
Common stocks	20,806	—	—	$20,806
U.S. Government and Agency obligations	22,481,570	—	$22,481,570	—
Short-term investments	295,193	295,193	—	—
Total investments in securities	$764,705,900	$742,203,524	$22,481,570	$20,806

2035 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$492,414,399	$492,414,399	—	—
Unaffiliated investment companies	366,412,975	366,412,975	—	—
Common stocks	22,268	—	—	$22,268
U.S. Government and Agency obligations	32,351,697	—	$32,351,697	—
Short-term investments	4,895,571	4,895,571	—	—
Total investments in securities	$896,096,910	$863,722,945	$32,351,697	$22,268

2030 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$472,945,052	$472,945,052	—	—
Unaffiliated investment companies	364,318,928	364,318,928	—	—
Common stocks	19,949	—	—	$19,949
U.S. Government and Agency obligations	46,067,024	—	$46,067,024	—
Short-term investments	2,994,442	2,994,442	—	—
Total investments in securities	$886,345,395	$840,258,422	$46,067,024	$19,949

2025 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$331,238,634	$331,238,634	—	—
Unaffiliated investment companies	283,929,536	283,929,536	—	—
Common stocks	13,445	—	—	$13,445
U.S. Government and Agency obligations	40,468,131	—	$40,468,131	—
Short-term investments	2,809,457	2,809,457	—	—
Total investments in securities	$658,459,203	$617,977,627	$40,468,131	$13,445

2020 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$135,482,240	$135,482,240	—	—
Unaffiliated investment companies	139,960,665	139,960,665	—	—
Common stocks	4,147	—	—	$4,147
U.S. Government and Agency obligations	20,876,303	—	$20,876,303	—
Short-term investments	8,633,891	8,633,891	—	—
Total investments in securities	$304,957,246	$284,076,796	$20,876,303	$4,147

2015 Lifetime Blend Portfolio
Investments in securities:
Assets
35	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2015 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$39,439,739	$39,439,739	—	—
Unaffiliated investment companies	42,490,475	42,490,475	—	—
Common stocks	1,066	—	—	$1,066
U.S. Government and Agency obligations	7,046,135	—	$7,046,135	—
Short-term investments	4,220,976	4,220,976	—	—
Total investments in securities	$93,198,391	$86,151,190	$7,046,135	$1,066

2010 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$27,980,590	$27,980,590	—	—
Unaffiliated investment companies	33,199,207	33,199,207	—	—
Common stocks	570	—	—	$570
U.S. Government and Agency obligations	5,862,357	—	$5,862,357	—
Short-term investments	39,490	39,490	—	—
Total investments in securities	$67,082,214	$61,219,287	$5,862,357	$570
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	36

as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at August 31, 2024. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios’ net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
2065 Lifetime Blend Portfolio	$572,940	$584,500	—
2060 Lifetime Blend Portfolio	2,205,819	2,250,325	—
2055 Lifetime Blend Portfolio	3,580,875	3,653,125	—
2050 Lifetime Blend Portfolio	5,013,225	5,114,375	—
2045 Lifetime Blend Portfolio	5,872,635	5,991,125	—
2040 Lifetime Blend Portfolio	28,647	29,225	—
2035 Lifetime Blend Portfolio	4,669,461	4,763,675	—
2030 Lifetime Blend Portfolio	4,251,993	2,795,792	$1,591,293
2025 Lifetime Blend Portfolio	5,793,670	2,191,912	3,830,155
2020 Lifetime Blend Portfolio	8,460,942	8,633,625	—
2015 Lifetime Blend Portfolio	4,101,406	4,184,808	—
2010 Lifetime Blend Portfolio	2,884,584	—	3,030,088
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations.
Commitment fees for the year ended August 31, 2024 were as follows:
Portfolio	Commitment fee
2065 Lifetime Blend Portfolio	$3,657
2060 Lifetime Blend Portfolio	4,125
2055 Lifetime Blend Portfolio	4,639
2050 Lifetime Blend Portfolio	4,989
2045 Lifetime Blend Portfolio	5,316
2040 Lifetime Blend Portfolio	5,577
2035 Lifetime Blend Portfolio	5,942
2030 Lifetime Blend Portfolio	5,954
2025 Lifetime Blend Portfolio	5,387
2020 Lifetime Blend Portfolio	4,356
2015 Lifetime Blend Portfolio	3,743
2010 Lifetime Blend Portfolio	3,671
37	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2024:
	No Expiration Date
Portfolio	Short Term	Long Term
2060 Lifetime Blend Portfolio	$315,972	$361,458
2055 Lifetime Blend Portfolio	1,743,117	1,346,599
2050 Lifetime Blend Portfolio	3,341,487	2,918,029
2045 Lifetime Blend Portfolio	2,648,796	2,767,333
2040 Lifetime Blend Portfolio	519,350	8,211,829
2035 Lifetime Blend Portfolio	—	15,620,774
2030 Lifetime Blend Portfolio	—	22,681,914
2025 Lifetime Blend Portfolio	—	21,655,505
2020 Lifetime Blend Portfolio	—	10,910,471
2015 Lifetime Blend Portfolio	—	2,911,737
2010 Lifetime Blend Portfolio	—	1,916,950
As of August 31, 2024, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2024, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
2065 Lifetime Blend Portfolio	$66,052,126	$9,623,334	$(6,224)	$9,617,110
2060 Lifetime Blend Portfolio	208,914,890	38,140,213	(87,947)	38,052,266
2055 Lifetime Blend Portfolio	365,488,554	69,090,801	(181,039)	68,909,762
2050 Lifetime Blend Portfolio	466,842,486	90,186,033	(243,650)	89,942,383
2045 Lifetime Blend Portfolio	572,227,481	102,469,562	(1,243,090)	101,226,472
2040 Lifetime Blend Portfolio	659,971,539	107,347,135	(2,612,774)	104,734,361
2035 Lifetime Blend Portfolio	788,980,806	110,901,307	(3,785,203)	107,116,104
2030 Lifetime Blend Portfolio	797,059,400	93,612,789	(4,326,794)	89,285,995
2025 Lifetime Blend Portfolio	607,076,887	54,096,123	(2,713,807)	51,382,316
2020 Lifetime Blend Portfolio	286,767,569	19,451,641	(1,261,964)	18,189,677
2015 Lifetime Blend Portfolio	88,648,659	4,710,019	(160,287)	4,549,732
2010 Lifetime Blend Portfolio	64,853,586	2,266,648	(38,020)	2,228,628
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2024 was as follows:
Portfolio	Ordinary Income
2065 Lifetime Blend Portfolio	$1,028,531
2060 Lifetime Blend Portfolio	3,787,916
2055 Lifetime Blend Portfolio	6,826,827
2050 Lifetime Blend Portfolio	8,945,897
2045 Lifetime Blend Portfolio	11,474,465
2040 Lifetime Blend Portfolio	13,182,676
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	38

Portfolio	Ordinary Income
2035 Lifetime Blend Portfolio	$17,344,431
2030 Lifetime Blend Portfolio	18,901,774
2025 Lifetime Blend Portfolio	16,394,553
2020 Lifetime Blend Portfolio	8,134,424
2015 Lifetime Blend Portfolio	2,549,877
2010 Lifetime Blend Portfolio	1,884,256
The tax character of distributions for the year ended August 31, 2023 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
2065 Lifetime Blend Portfolio	$355,457	—	$355,457
2060 Lifetime Blend Portfolio	2,138,029	$6,083,606	8,221,635
2055 Lifetime Blend Portfolio	4,322,128	15,231,174	19,553,302
2050 Lifetime Blend Portfolio	5,868,871	18,896,687	24,765,558
2045 Lifetime Blend Portfolio	7,441,640	25,333,687	32,775,327
2040 Lifetime Blend Portfolio	8,139,568	24,750,760	32,890,328
2035 Lifetime Blend Portfolio	10,307,392	27,586,028	37,893,420
2030 Lifetime Blend Portfolio	11,670,553	27,026,833	38,697,386
2025 Lifetime Blend Portfolio	10,950,084	16,843,646	27,793,730
2020 Lifetime Blend Portfolio	5,980,694	5,426,080	11,406,774
2015 Lifetime Blend Portfolio	1,804,373	1,279,687	3,084,060
2010 Lifetime Blend Portfolio	1,436,444	1,026,140	2,462,584
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
2065 Lifetime Blend Portfolio	$146,384	$1,534,812
2060 Lifetime Blend Portfolio	454,867	—
2055 Lifetime Blend Portfolio	794,344	—
2050 Lifetime Blend Portfolio	984,035	—
2045 Lifetime Blend Portfolio	1,811,840	—
2040 Lifetime Blend Portfolio	3,849,145	—
2035 Lifetime Blend Portfolio	6,100,235	—
2030 Lifetime Blend Portfolio	8,420,246	—
2025 Lifetime Blend Portfolio	8,088,147	—
2020 Lifetime Blend Portfolio	4,272,379	—
2015 Lifetime Blend Portfolio	1,499,443	—
2010 Lifetime Blend Portfolio	1,183,772	—
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
39	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
2065 Lifetime Blend Portfolio	0.31%
2060 Lifetime Blend Portfolio	0.31%
2055 Lifetime Blend Portfolio	0.31%
2050 Lifetime Blend Portfolio	0.31%
2045 Lifetime Blend Portfolio	0.31%
2040 Lifetime Blend Portfolio	0.31%
Portfolio	Expense limitation as a percentage of average net assets
2035 Lifetime Blend Portfolio	0.31%
2030 Lifetime Blend Portfolio	0.32%
2025 Lifetime Blend Portfolio	0.34%
2020 Lifetime Blend Portfolio	0.35%
2015 Lifetime Blend Portfolio	0.36%
2010 Lifetime Blend Portfolio	0.36%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
The Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the year ended August 31, 2024, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class R4	Class R6	Class 1	Total
2065 Lifetime Blend Portfolio	$28,951	$621	$43,040	$246,531	$319,143
2060 Lifetime Blend Portfolio	125,566	4,776	180,034	439,646	750,022
2055 Lifetime Blend Portfolio	236,134	6,300	272,926	703,932	1,219,292
2050 Lifetime Blend Portfolio	336,332	7,401	353,611	840,914	1,538,258
2045 Lifetime Blend Portfolio	401,665	12,192	407,688	1,058,082	1,879,627
2040 Lifetime Blend Portfolio	418,497	5,114	541,960	1,210,956	2,176,527
2035 Lifetime Blend Portfolio	501,989	16,219	610,469	1,479,465	2,608,142
2030 Lifetime Blend Portfolio	550,462	21,780	677,316	1,382,674	2,632,232
2025 Lifetime Blend Portfolio	638,262	8,688	461,347	915,560	2,023,857
2020 Lifetime Blend Portfolio	376,163	5,829	208,467	412,189	1,002,648
2015 Lifetime Blend Portfolio	145,225	706	110,917	157,492	414,340
2010 Lifetime Blend Portfolio	72,902	439	71,167	200,199	344,707
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	40

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
2065 Lifetime Blend Portfolio	0.00%
2060 Lifetime Blend Portfolio	0.00%
2055 Lifetime Blend Portfolio	0.00%
2050 Lifetime Blend Portfolio	0.00%
2045 Lifetime Blend Portfolio	0.00%
2040 Lifetime Blend Portfolio	0.00%
Portfolio	Net Annual Effective Rate
2035 Lifetime Blend Portfolio	0.00%
2030 Lifetime Blend Portfolio	0.00%
2025 Lifetime Blend Portfolio	0.03%
2020 Lifetime Blend Portfolio	0.04%
2015 Lifetime Blend Portfolio	0.00%
2010 Lifetime Blend Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R4	0.25%	0.10%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2024, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2024:
Portfolio	Class R4
2065 Lifetime Blend Portfolio	$109
2060 Lifetime Blend Portfolio	1,277
2055 Lifetime Blend Portfolio	1,860
2050 Lifetime Blend Portfolio	2,263
2045 Lifetime Blend Portfolio	3,706
2040 Lifetime Blend Portfolio	1,564
Portfolio	Class R4
2035 Lifetime Blend Portfolio	$4,822
2030 Lifetime Blend Portfolio	6,442
2025 Lifetime Blend Portfolio	2,615
2020 Lifetime Blend Portfolio	1,639
2015 Lifetime Blend Portfolio	152
2010 Lifetime Blend Portfolio	81

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2024:
	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio	2050 Lifetime Blend Portfolio	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio	2030 Lifetime Blend Portfolio	2025 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio
Total sales charges	$3,031	$7,133	$3,000	$6,626	$4,628	$2,419	$5,672	$2,862	$4,212	$10
Retained for printing prospectus, advertising and sales literature	482	1,105	506	1,080	726	403	933	438	780	1
Sales commission to unrelated broker-dealers	2,549	6,028	2,494	5,546	3,902	2,016	4,739	2,424	3,432	9
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
2065 Lifetime Blend Portfolio	$2
41	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
2065 Lifetime Blend Portfolio	Class A	$15,449	$5,959
	Class R4	319	5
	Class R6	—	400
	Class 1	21,865	—
	Total	$37,633	$6,364
2060 Lifetime Blend Portfolio	Class A	$100,347	$38,774
	Class R4	4,444	65
	Class R6	—	2,505
	Class 1	58,632	—
	Total	$163,423	$41,344
2055 Lifetime Blend Portfolio	Class A	$207,899	$80,359
	Class R4	6,477	95
	Class R6	—	4,181
	Class 1	103,431	—
	Total	$317,807	$84,635
2050 Lifetime Blend Portfolio	Class A	$305,252	$118,008
	Class R4	7,856	115
	Class R6	—	5,580
	Class 1	127,385	—
	Total	$440,493	$123,703
2045 Lifetime Blend Portfolio	Class A	$363,668	$140,658
	Class R4	12,917	191
	Class R6	—	6,418
	Class 1	160,088	—
	Total	$536,673	$147,267
2040 Lifetime Blend Portfolio	Class A	$373,156	$144,314
	Class R4	5,425	78
	Class R6	—	8,392
	Class 1	180,681	—
	Total	$559,262	$152,784
2035 Lifetime Blend Portfolio	Class A	$440,057	$170,182
	Class R4	16,847	248
	Class R6	—	9,318
	Class 1	217,564	—
	Total	$674,468	$179,748
2030 Lifetime Blend Portfolio	Class A	$480,256	$185,720
	Class R4	22,624	333
	Class R6	—	10,293
	Class 1	202,831	—
	Total	$705,711	$196,346
2025 Lifetime Blend Portfolio	Class A	$558,873	$216,228
	Class R4	9,109	134
	Class R6	—	7,060
	Class 1	135,397	—
	Total	$703,379	$223,422
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	42

Portfolio	Class	Distribution and service fees	Transfer agent fees
2020 Lifetime Blend Portfolio	Class A	$308,904	$119,655
	Class R4	5,756	85
	Class R6	—	2,986
	Class 1	57,080	—
	Total	$371,740	$122,726
2015 Lifetime Blend Portfolio	Class A	$88,782	$34,395
	Class R4	523	8
	Class R6	—	1,174
	Class 1	16,259	—
	Total	$105,564	$35,577
2010 Lifetime Blend Portfolio	Class A	$38,753	$14,991
	Class R4	240	4
	Class R6	—	662
	Class 1	18,034	—
	Total	$57,027	$15,657
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the years ended August 31, 2024 and 2023 were as follows:
2065 Lifetime Blend Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	532,482	$6,996,199	189,208	$2,190,902
Distributions reinvested	5,821	73,989	1,756	18,985
Repurchased	(211,040)	(2,766,669)	(68,485)	(786,919)
Net increase	327,263	$4,303,519	122,479	$1,422,968
Class R4 shares
Sold	2,639	$31,129	16,911	$191,611
Distributions reinvested	—	—	367	3,961
Repurchased	(36,826)	(427,263)	(4,259)	(49,355)
Net increase (decrease)	(34,187)	$(396,134)	13,019	$146,217
Class R6 shares
Sold	477,454	$6,068,262	347,020	$4,012,959
Distributions reinvested	10,977	139,185	963	10,385
Repurchased	(84,005)	(1,091,196)	(30,565)	(346,237)
Net increase	404,426	$5,116,251	317,418	$3,677,107
Class 1 shares
Sold	1,608,523	$20,618,556	1,635,028	$18,826,277
Distributions reinvested	64,059	812,912	29,630	319,704
Repurchased	(683,678)	(8,826,644)	(222,214)	(2,513,329)
Net increase	988,904	$12,604,824	1,442,444	$16,632,652
Total net increase	1,686,406	$21,628,460	1,895,360	$21,878,944

2060 Lifetime Blend Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,374,305	$34,374,631	1,554,878	$20,057,861
Distributions reinvested	37,274	525,187	71,008	851,383
Repurchased	(1,294,934)	(18,827,963)	(719,587)	(9,349,253)
Net increase	1,116,645	$16,071,855	906,299	$11,559,991
43	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

2060 Lifetime Blend Portfolio , Cont’d	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	38,279	$545,244	85,044	$1,087,036
Distributions reinvested	1,310	18,443	11,628	139,187
Repurchased	(182,363)	(2,367,047)	(25,026)	(321,060)
Net increase (decrease)	(142,774)	$(1,803,360)	71,646	$905,163
Class R6 shares
Sold	1,891,642	$26,774,899	1,772,874	$22,801,702
Distributions reinvested	65,693	924,296	195,841	2,342,254
Repurchased	(510,754)	(7,396,604)	(2,016,172)	(25,195,773)
Net increase (decrease)	1,446,581	$20,302,591	(47,457)	$(51,817)
Class 1 shares
Sold	1,668,658	$23,644,606	2,525,410	$32,598,569
Distributions reinvested	164,599	2,315,913	408,422	4,888,811
Repurchased	(1,429,612)	(20,376,791)	(463,266)	(5,832,623)
Net increase	403,645	$5,583,728	2,470,566	$31,654,757
Total net increase	2,824,097	$40,154,814	3,401,054	$44,068,094

2055 Lifetime Blend Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,587,250	$60,596,490	3,339,732	$39,464,949
Distributions reinvested	85,762	1,105,474	204,887	2,247,610
Repurchased	(2,442,587)	(32,460,606)	(1,369,758)	(16,197,012)
Net increase	2,230,425	$29,241,358	2,174,861	$25,515,547
Class R4 shares
Sold	35,002	$454,008	73,136	$859,144
Distributions reinvested	2,002	25,746	31,561	344,963
Repurchased	(387,009)	(4,574,471)	(25,242)	(298,695)
Net increase (decrease)	(350,005)	$(4,094,717)	79,455	$905,412
Class R6 shares
Sold	3,430,724	$43,956,068	3,088,375	$36,441,404
Distributions reinvested	122,046	1,568,285	528,072	5,771,830
Repurchased	(870,500)	(11,457,460)	(5,003,772)	(57,101,650)
Net increase (decrease)	2,682,270	$34,066,893	(1,387,325)	$(14,888,416)
Class 1 shares
Sold	2,649,858	$34,130,512	3,723,048	$44,003,092
Distributions reinvested	320,651	4,123,567	1,022,098	11,181,753
Repurchased	(2,690,348)	(35,171,824)	(824,624)	(9,680,864)
Net increase	280,161	$3,082,255	3,920,522	$45,503,981
Total net increase	4,842,851	$62,295,789	4,787,513	$57,036,524

2050 Lifetime Blend Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,147,416	$82,192,037	4,727,009	$56,485,802
Distributions reinvested	125,294	1,633,840	296,527	3,288,489
Repurchased	(3,220,632)	(43,384,843)	(2,104,272)	(25,173,371)
Net increase	3,052,078	$40,441,034	2,919,264	$34,600,920
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	44

2050 Lifetime Blend Portfolio , Cont’d	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	43,853	$569,907	85,754	$1,020,072
Distributions reinvested	2,178	28,364	41,523	459,664
Repurchased	(538,185)	(6,415,534)	(51,963)	(631,148)
Net increase (decrease)	(492,154)	$(5,817,263)	75,314	$848,588
Class R6 shares
Sold	4,044,564	$52,166,105	3,941,375	$46,828,329
Distributions reinvested	164,914	2,143,884	716,259	7,914,662
Repurchased	(1,048,324)	(13,965,620)	(7,195,120)	(82,924,390)
Net increase (decrease)	3,161,154	$40,344,369	(2,537,486)	$(28,181,399)
Class 1 shares
Sold	2,782,022	$36,134,167	4,965,919	$59,527,726
Distributions reinvested	394,645	5,134,331	1,184,333	13,098,720
Repurchased	(3,654,850)	(48,625,180)	(1,364,287)	(16,169,050)
Net increase (decrease)	(478,183)	$(7,356,682)	4,785,965	$56,457,396
Total net increase	5,242,895	$67,611,458	5,243,057	$63,725,505

2045 Lifetime Blend Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,876,652	$89,777,091	6,069,782	$71,108,962
Distributions reinvested	160,631	2,043,221	396,367	4,308,513
Repurchased	(3,705,672)	(48,454,661)	(2,447,122)	(28,728,916)
Net increase	3,331,611	$43,365,651	4,019,027	$46,688,559
Class R4 shares
Sold	54,481	$674,584	90,353	$1,051,681
Distributions reinvested	4,706	59,673	46,121	499,496
Repurchased	(449,124)	(5,216,880)	(50,062)	(592,009)
Net increase (decrease)	(389,937)	$(4,482,623)	86,412	$959,168
Class R6 shares
Sold	4,439,621	$55,946,978	3,991,731	$46,637,154
Distributions reinvested	207,507	2,635,338	903,183	9,799,538
Repurchased	(1,542,531)	(19,904,650)	(7,713,117)	(87,371,159)
Net increase (decrease)	3,104,597	$38,677,666	(2,818,203)	$(30,934,467)
Class 1 shares
Sold	3,425,753	$43,568,315	5,674,912	$66,237,571
Distributions reinvested	528,249	6,708,768	1,673,748	18,160,164
Repurchased	(4,921,080)	(63,368,490)	(1,596,786)	(18,631,667)
Net increase (decrease)	(967,078)	$(13,091,407)	5,751,874	$65,766,068
Total net increase	5,079,193	$64,469,287	7,039,110	$82,479,328

2040 Lifetime Blend Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,074,883	$89,681,532	6,323,862	$72,909,860
Distributions reinvested	172,835	2,150,073	402,866	4,330,814
Repurchased	(3,747,086)	(47,644,723)	(2,623,227)	(30,136,738)
Net increase	3,500,632	$44,186,882	4,103,501	$47,103,936
45	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

2040 Lifetime Blend Portfolio , Cont’d	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	21,471	$259,976	72,335	$831,242
Distributions reinvested	1,293	16,055	45,099	483,909
Repurchased	(586,627)	(6,685,344)	(84,148)	(979,779)
Net increase (decrease)	(563,863)	$(6,409,313)	33,286	$335,372
Class R6 shares
Sold	7,052,739	$86,683,471	5,168,123	$59,541,196
Distributions reinvested	253,712	3,148,562	758,983	8,136,302
Repurchased	(2,300,397)	(28,984,825)	(5,684,301)	(63,708,910)
Net increase	5,006,054	$60,847,208	242,805	$3,968,588
Class 1 shares
Sold	3,612,103	$44,660,248	5,908,657	$67,892,467
Distributions reinvested	630,003	7,818,338	1,860,010	19,939,303
Repurchased	(4,161,388)	(52,283,372)	(2,383,166)	(27,674,497)
Net increase	80,718	$195,214	5,385,501	$60,157,273
Total net increase	8,023,541	$98,819,991	9,765,093	$111,565,169

2035 Lifetime Blend Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,137,304	$98,468,520	7,222,786	$80,949,449
Distributions reinvested	233,768	2,792,800	457,229	4,782,617
Repurchased	(3,827,457)	(46,401,776)	(2,731,772)	(30,558,102)
Net increase	4,543,615	$54,859,544	4,948,243	$55,173,964
Class R4 shares
Sold	64,063	$762,180	126,853	$1,405,059
Distributions reinvested	7,206	86,043	63,386	662,378
Repurchased	(716,804)	(7,879,449)	(31,115)	(351,087)
Net increase (decrease)	(645,535)	$(7,031,226)	159,124	$1,716,350
Class R6 shares
Sold	6,851,316	$81,199,855	5,369,440	$59,848,218
Distributions reinvested	347,482	4,141,980	813,919	8,497,312
Repurchased	(2,892,987)	(35,172,245)	(4,409,995)	(48,203,871)
Net increase	4,305,811	$50,169,590	1,773,364	$20,141,659
Class 1 shares
Sold	4,931,306	$58,834,655	7,668,240	$85,599,060
Distributions reinvested	864,347	10,311,659	2,291,962	23,951,005
Repurchased	(5,515,887)	(66,770,277)	(2,735,005)	(30,495,048)
Net increase	279,766	$2,376,037	7,225,197	$79,055,017
Total net increase	8,483,657	$100,373,945	14,105,928	$156,086,990

2030 Lifetime Blend Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,831,067	$113,740,760	7,989,229	$86,283,943
Distributions reinvested	291,358	3,327,473	552,493	5,618,858
Repurchased	(4,409,530)	(50,703,432)	(3,182,211)	(34,318,992)
Net increase	5,712,895	$66,364,801	5,359,511	$57,583,809
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	46

2030 Lifetime Blend Portfolio , Cont’d	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	85,661	$963,648	108,004	$1,167,346
Distributions reinvested	12,529	142,833	72,996	741,644
Repurchased	(704,700)	(7,508,007)	(19,485)	(210,705)
Net increase (decrease)	(606,510)	$(6,401,526)	161,515	$1,698,285
Class R6 shares
Sold	8,100,468	$91,748,816	6,582,019	$70,845,310
Distributions reinvested	423,061	4,822,900	795,459	8,073,904
Repurchased	(3,844,651)	(44,345,727)	(2,662,652)	(28,481,982)
Net increase	4,678,878	$52,225,989	4,714,826	$50,437,232
Class 1 shares
Sold	4,130,160	$46,317,884	7,280,561	$78,726,199
Distributions reinvested	930,171	10,594,643	2,390,039	24,258,898
Repurchased	(6,108,597)	(70,698,301)	(4,208,838)	(45,281,400)
Net increase (decrease)	(1,048,266)	$(13,785,774)	5,461,762	$57,703,697
Total net increase	8,736,997	$98,403,490	15,697,614	$167,423,023

2025 Lifetime Blend Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	10,644,019	$116,486,043	9,822,633	$101,986,288
Distributions reinvested	399,793	4,349,749	597,214	5,900,225
Repurchased	(5,180,144)	(56,720,818)	(4,193,059)	(43,604,364)
Net increase	5,863,668	$64,114,974	6,226,788	$64,282,149
Class R4 shares
Sold	46,240	$493,371	72,676	$749,888
Distributions reinvested	5,850	63,530	35,557	350,594
Repurchased	(452,287)	(4,640,695)	(100,506)	(1,043,206)
Net increase (decrease)	(400,197)	$(4,083,794)	7,727	$57,276
Class R6 shares
Sold	5,287,218	$57,174,247	5,263,823	$54,791,934
Distributions reinvested	343,573	3,731,202	584,433	5,762,510
Repurchased	(4,051,645)	(44,195,073)	(2,757,679)	(28,498,713)
Net increase	1,579,146	$16,710,376	3,090,577	$32,055,731
Class 1 shares
Sold	2,731,442	$29,146,278	5,831,441	$60,279,213
Distributions reinvested	753,817	8,178,918	1,601,586	15,775,618
Repurchased	(7,021,406)	(76,912,126)	(5,596,626)	(58,212,582)
Net increase (decrease)	(3,536,147)	$(39,586,930)	1,836,401	$17,842,249
Total net increase	3,506,470	$37,154,626	11,161,493	$114,237,405

2020 Lifetime Blend Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,766,078	$50,070,365	5,544,940	$55,426,900
Distributions reinvested	266,128	2,767,734	333,258	3,189,277
Repurchased	(3,002,237)	(31,031,571)	(2,473,073)	(24,682,798)
Net increase	2,029,969	$21,806,528	3,405,125	$33,933,379
47	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

2020 Lifetime Blend Portfolio , Cont’d	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	17,653	$180,711	37,655	$377,708
Distributions reinvested	4,646	48,230	18,149	173,321
Repurchased	(247,885)	(2,467,819)	(64,424)	(642,443)
Net decrease	(225,586)	$(2,238,878)	(8,620)	$(91,414)
Class R6 shares
Sold	2,158,364	$22,350,386	2,526,857	$25,399,389
Distributions reinvested	162,663	1,690,073	253,006	2,418,735
Repurchased	(2,077,255)	(21,621,442)	(1,719,464)	(17,095,877)
Net increase	243,772	$2,419,017	1,060,399	$10,722,247
Class 1 shares
Sold	1,318,973	$13,623,919	3,004,147	$29,990,076
Distributions reinvested	349,503	3,627,841	589,051	5,625,441
Repurchased	(3,754,558)	(39,413,790)	(2,912,596)	(29,105,137)
Net increase (decrease)	(2,086,082)	$(22,162,030)	680,602	$6,510,380
Total net increase (decrease)	(37,927)	$(175,363)	5,137,506	$51,074,592

2015 Lifetime Blend Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,156,388	$11,522,120	1,469,680	$14,065,860
Distributions reinvested	77,482	774,011	88,460	817,369
Repurchased	(714,006)	(7,201,187)	(246,330)	(2,362,689)
Net increase	519,864	$5,094,944	1,311,810	$12,520,540
Class R4 shares
Sold	2,841	$28,182	3,484	$33,420
Distributions reinvested	356	3,550	2,913	26,859
Repurchased	(48,240)	(458,589)	(13,174)	(125,123)
Net decrease	(45,043)	$(426,857)	(6,777)	$(64,844)
Class R6 shares
Sold	1,241,503	$12,422,238	711,122	$6,828,254
Distributions reinvested	69,897	696,871	76,690	707,085
Repurchased	(834,048)	(8,265,436)	(623,938)	(5,928,197)
Net increase	477,352	$4,853,673	163,874	$1,607,142
Class 1 shares
Sold	563,648	$5,582,723	950,456	$9,074,578
Distributions reinvested	106,519	1,061,995	166,242	1,532,747
Repurchased	(1,324,198)	(13,393,354)	(1,024,777)	(9,928,813)
Net increase (decrease)	(654,031)	$(6,748,636)	91,921	$678,512
Total net increase	298,142	$2,773,124	1,560,828	$14,741,350

2010 Lifetime Blend Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	792,646	$7,669,202	924,460	$8,767,140
Distributions reinvested	35,240	342,535	44,661	405,522
Repurchased	(329,233)	(3,158,144)	(242,056)	(2,285,464)
Net increase	498,653	$4,853,593	727,065	$6,887,198
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	48

2010 Lifetime Blend Portfolio , Cont’d	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	50	$503	663	$6,257
Distributions reinvested	160	1,557	990	8,971
Repurchased	(7,191)	(69,684)	(12,349)	(117,379)
Net decrease	(6,981)	$(67,624)	(10,696)	$(102,151)
Class R6 shares
Sold	992,642	$9,657,543	715,831	$6,769,454
Distributions reinvested	35,647	346,128	35,193	318,850
Repurchased	(794,666)	(7,786,344)	(373,636)	(3,495,353)
Net increase	233,623	$2,217,327	377,388	$3,592,951
Class 1 shares
Sold	774,002	$7,517,287	1,601,454	$15,028,297
Distributions reinvested	122,945	1,192,562	190,809	1,726,825
Repurchased	(1,347,447)	(13,057,226)	(1,302,442)	(12,339,855)
Net increase (decrease)	(450,500)	$(4,347,377)	489,821	$4,415,267
Total net increase	274,795	$2,655,919	1,583,578	$14,793,265
Affiliates of the Trust owned shares of the following classes of the portfolios on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
2065 Lifetime Blend Portfolio	R4	100%
2065 Lifetime Blend Portfolio	1	100%
2060 Lifetime Blend Portfolio	R6	1%
2060 Lifetime Blend Portfolio	1	100%
2055 Lifetime Blend Portfolio	1	100%
2050 Lifetime Blend Portfolio	1	100%
2045 Lifetime Blend Portfolio	1	100%
2040 Lifetime Blend Portfolio	1	100%
2035 Lifetime Blend Portfolio	1	100%
2030 Lifetime Blend Portfolio	1	100%
2025 Lifetime Blend Portfolio	1	100%
2020 Lifetime Blend Portfolio	1	100%
2015 Lifetime Blend Portfolio	1	100%
2010 Lifetime Blend Portfolio	R4	97%
2010 Lifetime Blend Portfolio	1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2024:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
2065 Lifetime Blend Portfolio	$707,977	$44,197,889	$614,429	$22,690,363
2060 Lifetime Blend Portfolio	1,981,517	80,418,265	2,331,234	40,188,561
2055 Lifetime Blend Portfolio	3,423,068	133,641,897	4,291,441	71,010,037
2050 Lifetime Blend Portfolio	4,326,962	157,495,834	5,644,764	89,054,139
2045 Lifetime Blend Portfolio	6,659,832	184,234,276	5,628,986	121,535,092
2040 Lifetime Blend Portfolio	9,356,440	247,427,765	8,957,525	148,951,691
2035 Lifetime Blend Portfolio	13,163,388	321,779,085	13,871,524	220,119,087
2030 Lifetime Blend Portfolio	27,066,420	353,246,670	22,469,466	260,598,730
2025 Lifetime Blend Portfolio	26,155,290	303,666,987	24,457,004	268,168,620
2020 Lifetime Blend Portfolio	14,773,216	147,918,419	14,342,281	148,978,410
2015 Lifetime Blend Portfolio	5,505,824	54,623,714	4,900,249	52,435,181
2010 Lifetime Blend Portfolio	4,726,201	44,038,793	3,854,230	42,015,784
49	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Note 7—Investment in affiliated underlying funds
Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At August 31, 2024, the portfolios did not hold 5% or more of the net assets of any affiliated underlying funds.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2065 Lifetime Blend Portfolio
Bond	76,059	—	$1,866,156	$(840,121)	$(2,996)	$24,288	$14,329	—	$1,047,327
Emerging Markets Debt	54,318	—	557,933	(148,707)	1,563	13,980	12,064	—	424,769
High Yield	100,626	—	526,602	(223,021)	(120)	5,462	9,536	—	308,923
International Strategic Equity Allocation	1,609,075	$10,122,018	7,193,523	(2,291,470)	(50,328)	1,969,812	412,858	—	16,943,555
John Hancock Collateral Trust*	65,944	235,087	10,758,580	(10,337,412)	3,201	(38)	5,481	—	659,418
U.S. Sector Rotation	2,035,442	12,182,361	14,632,064	(6,386,544)	955,778	3,021,294	197,448	—	24,404,953
					$907,098	$5,034,798	$651,716	—	$43,788,945
2060 Lifetime Blend Portfolio
Bond	241,042	—	$5,574,055	$(2,329,231)	$(14,482)	$88,801	$51,969	—	$3,319,143
Emerging Markets Debt	172,143	—	1,706,927	(413,708)	1,802	51,140	41,382	—	1,346,161
High Yield	318,901	—	1,837,751	(875,720)	(3,299)	20,294	30,850	—	979,026
International Strategic Equity Allocation	5,246,901	$39,840,896	14,938,187	(6,044,689)	(82,930)	6,598,401	1,459,155	—	55,249,865
John Hancock Collateral Trust*	234,307	231,280	113,066,300	(110,960,815)	6,544	(333)	16,509	—	2,342,976
U.S. Sector Rotation	6,637,208	47,915,499	22,072,249	(4,028,958)	92,174	13,529,166	697,882	—	79,580,130
					$(191)	$20,287,469	$2,297,747	—	$142,817,301
2055 Lifetime Blend Portfolio
Bond	424,361	—	$9,864,526	$(4,147,987)	$(25,725)	$152,637	$91,350	—	$5,843,451
Emerging Markets Debt	303,064	—	2,882,858	(604,385)	1,850	89,634	72,949	—	2,369,957
High Yield	561,435	—	3,094,131	(1,400,134)	(5,139)	34,747	54,196	—	1,723,605
International Strategic Equity Allocation	9,242,544	$71,776,986	24,345,236	(10,432,996)	(96,027)	11,730,788	2,629,424	—	97,323,987
John Hancock Collateral Trust*	372,156	2,133,470	53,462,598	(51,874,030)	(165)	(460)	12,780	—	3,721,413
U.S. Sector Rotation	11,685,006	86,664,496	35,616,195	(6,583,762)	175,365	24,230,926	1,257,740	—	140,103,220
					$50,159	$36,238,272	$4,118,439	—	$251,085,633
2050 Lifetime Blend Portfolio
Bond	542,858	—	$12,780,122	$(5,462,513)	$(33,018)	$190,565	$118,694	—	$7,475,156
Emerging Markets Debt	387,690	—	3,648,904	(731,596)	452	113,975	94,314	—	3,031,735
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	50

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	718,208	—	$3,463,092	$(1,296,424)	$(4,790)	$43,020	$67,627	—	$2,204,898
International Strategic Equity Allocation	11,835,584	$94,526,639	28,489,787	(13,439,756)	(147,714)	15,199,745	3,434,548	—	124,628,701
John Hancock Collateral Trust*	514,806	715,714	209,133,742	(204,705,584)	4,480	(498)	25,687	—	5,147,854
U.S. Sector Rotation	14,947,932	113,842,530	41,735,741	(8,068,792)	227,883	31,488,340	1,642,551	—	179,225,702
					$47,293	$47,035,147	$5,383,421	—	$321,714,046
2045 Lifetime Blend Portfolio
Bond	985,990	—	$16,229,490	$(2,994,203)	$(23,157)	$364,957	$269,814	—	$13,577,087
Emerging Markets Debt	887,262	—	7,552,898	(884,206)	6,465	263,234	213,169	—	6,938,391
High Yield	1,643,682	—	6,902,068	(1,947,007)	(4,523)	95,565	148,534	—	5,046,103
International Strategic Equity Allocation	13,723,692	$115,928,585	27,620,472	(16,579,674)	(283,567)	17,824,661	4,129,475	—	144,510,477
John Hancock Collateral Trust*	627,939	2,321,215	102,267,454	(98,308,248)	(333)	(945)	23,744	—	6,279,143
U.S. Sector Rotation	17,386,053	140,445,260	45,072,719	(14,336,791)	448,258	36,829,333	1,992,874	—	208,458,779
					$143,143	$55,376,805	$6,777,610	—	$384,809,980
2040 Lifetime Blend Portfolio
Bond	2,615,553	—	$38,735,603	$(3,628,007)	$(19,549)	$928,122	$765,935	—	$36,016,169
Emerging Markets Debt	1,924,013	—	15,624,143	(1,145,386)	7,545	559,478	456,921	—	15,045,780
High Yield	3,492,671	—	12,360,357	(1,824,912)	(5,877)	192,931	323,673	—	10,722,499
International Strategic Equity Allocation	14,082,938	$115,434,504	30,107,795	(15,424,015)	117,456	18,057,593	4,063,996	—	148,293,333
John Hancock Collateral Trust*	29,521	1,393,650	365,193,850	(366,299,379)	7,141	(69)	54,789	—	295,193
U.S. Sector Rotation	17,438,772	140,247,559	41,511,290	(11,146,707)	346,070	38,132,665	1,971,608	—	209,090,877
					$452,786	$57,870,720	$7,636,922	—	$419,463,851
2035 Lifetime Blend Portfolio
Bond	5,147,933	—	$73,936,464	$(4,861,729)	$(27,405)	$1,839,714	$1,534,783	—	$70,887,044
Emerging Markets Debt	3,415,001	—	27,492,740	(1,787,328)	5,716	994,179	814,119	—	26,705,307
High Yield	6,192,805	—	22,381,495	(3,702,874)	(16,658)	349,949	588,545	—	19,011,912
International Strategic Equity Allocation	14,606,115	$125,344,834	26,350,423	(16,944,282)	47,833	19,003,588	4,376,324	—	153,802,396
John Hancock Collateral Trust*	489,577	1,743,098	601,537,933	(598,401,810)	16,786	(436)	94,420	—	4,895,571
U.S. Sector Rotation	18,516,075	151,086,378	41,656,456	(11,109,962)	417,578	39,957,290	2,117,843	—	222,007,740
					$443,850	$62,144,284	$9,526,034	—	$497,309,970
51	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2030 Lifetime Blend Portfolio
Bond	6,319,736	—	$90,064,316	$(5,297,931)	$(30,911)	$2,287,290	$1,967,279	—	$87,022,764
Emerging Markets Debt	4,409,937	—	36,183,499	(3,072,156)	18,832	1,355,531	1,133,103	—	34,485,706
High Yield	7,698,082	—	24,502,728	(1,279,288)	(6,461)	416,133	672,871	—	23,633,112
International Strategic Equity Allocation	12,410,417	$109,737,431	22,456,238	(17,993,137)	224,914	16,256,242	3,750,944	—	130,681,688
John Hancock Collateral Trust*	299,456	24,836,822	545,203,036	(567,056,377)	14,368	(3,407)	113,131	—	2,994,442
U.S. Sector Rotation	16,440,516	134,535,029	40,357,249	(13,290,429)	441,124	35,078,809	1,828,514	—	197,121,782
					$661,866	$55,390,598	$9,465,842	—	$475,939,494
2025 Lifetime Blend Portfolio
Bond	6,253,678	—	$90,019,821	$(6,112,907)	$(38,730)	$2,244,958	$2,005,867	—	$86,113,142
Emerging Markets Debt	4,277,522	—	35,567,255	(3,427,280)	5,481	1,304,769	1,095,636	—	33,450,225
High Yield	7,366,314	—	24,413,949	(2,183,469)	(14,941)	399,047	661,194	—	22,614,586
International Strategic Equity Allocation	7,206,556	$70,055,324	15,546,617	(19,487,728)	17,730	9,753,095	2,337,682	—	75,885,038
John Hancock Collateral Trust*	280,957	12,962,612	557,368,659	(567,537,872)	19,009	(2,951)	95,197	—	2,809,457
U.S. Sector Rotation	9,439,170	79,494,057	31,176,790	(17,788,331)	670,943	19,622,184	1,034,885	—	113,175,643
					$659,492	$33,321,102	$7,230,461	—	$334,048,091
2020 Lifetime Blend Portfolio
Bond	3,139,136	—	$46,230,935	$(4,097,852)	$(61,035)	$1,153,855	$1,039,017	—	$43,225,903
Emerging Markets Debt	2,080,326	—	17,035,971	(1,411,430)	4,786	638,819	543,024	—	16,268,146
High Yield	3,590,477	—	11,882,432	(1,044,885)	(9,103)	194,322	315,950	—	11,022,766
International Strategic Equity Allocation	2,164,368	$22,223,701	5,965,335	(8,322,234)	(38,119)	2,962,109	724,631	—	22,790,792
John Hancock Collateral Trust*	863,423	9,032,588	313,281,627	(313,684,524)	6,619	(2,419)	68,484	—	8,633,891
U.S. Sector Rotation	3,517,484	27,034,543	14,664,785	(6,580,585)	270,218	6,785,672	351,394	—	42,174,633
					$173,366	$11,732,358	$3,042,500	—	$144,116,131
2015 Lifetime Blend Portfolio
Bond	1,018,757	—	$16,643,822	$(2,972,757)	$(37,518)	$394,735	$348,210	—	$14,028,282
Emerging Markets Debt	664,915	—	5,932,979	(939,912)	1,607	204,962	177,676	—	5,199,636
High Yield	1,147,050	—	4,025,133	(563,963)	(3,397)	63,669	102,419	—	3,521,442
International Strategic Equity Allocation	499,820	$5,113,956	2,130,035	(2,693,837)	7,785	705,165	171,154	—	5,263,104
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	52

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	422,114	$4,493,675	$141,105,908	$(141,381,106)	$3,989	$(1,490)	$31,472	—	$4,220,976
U.S. Sector Rotation	953,067	7,674,914	4,207,338	(2,542,073)	180,728	1,906,368	101,295	—	11,427,275
					$153,194	$3,273,409	$932,226	—	$43,660,715
2010 Lifetime Blend Portfolio
Bond	825,780	—	$13,889,576	$(2,808,894)	$(38,394)	$328,705	$276,597	—	$11,370,993
Emerging Markets Debt	528,893	—	4,883,463	(910,427)	2,450	160,458	137,413	—	4,135,944
High Yield	914,617	—	3,173,490	(413,039)	(3,941)	51,364	79,388	—	2,807,874
International Strategic Equity Allocation	287,397	$3,005,681	1,644,139	(2,017,462)	39,772	354,156	94,933	—	3,026,286
John Hancock Collateral Trust*	3,949	2,499,111	124,833,224	(127,296,788)	4,607	(664)	23,221	—	39,490
U.S. Sector Rotation	553,753	4,138,780	3,447,896	(2,086,737)	228,948	910,606	53,792	—	6,639,493
					$233,442	$1,804,625	$665,344	—	$28,020,080

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
53	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of 2065 Lifetime Blend Portfolio, 2060 Lifetime Blend Portfolio, 2055 Lifetime Blend Portfolio, 2050 Lifetime Blend Portfolio, 2045 Lifetime Blend Portfolio, 2040 Lifetime Blend Portfolio, 2035 Lifetime Blend Portfolio, 2030 Lifetime Blend Portfolio, 2025 Lifetime Blend Portfolio, 2020 Lifetime Blend Portfolio, 2015 Lifetime Blend Portfolio and 2010 Lifetime Blend Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of 2065 Lifetime Blend Portfolio, 2060 Lifetime Blend Portfolio, 2055 Lifetime Blend Portfolio, 2050 Lifetime Blend Portfolio, 2045 Lifetime Blend Portfolio, 2040 Lifetime Blend Portfolio, 2035 Lifetime Blend Portfolio, 2030 Lifetime Blend Portfolio, 2025 Lifetime Blend Portfolio, 2020 Lifetime Blend Portfolio, 2015 Lifetime Blend Portfolio and 2010 Lifetime Blend Portfolio (twelve of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Portfolios") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 8, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	54

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2024.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources:
Portfolio	Foreign sourced income	Foreign tax credit
2065 Lifetime Blend Portfolio	$552,752	$52,686
2060 Lifetime Blend Portfolio	1,976,536	170,179
2055 Lifetime Blend Portfolio	3,559,517	339,472
2050 Lifetime Blend Portfolio	4,653,125	443,812
2045 Lifetime Blend Portfolio	5,646,948	531,987
2040 Lifetime Blend Portfolio	5,691,036	529,147
2035 Lifetime Blend Portfolio	6,113,082	562,059
2030 Lifetime Blend Portfolio	5,297,075	480,736
2025 Lifetime Blend Portfolio	3,417,583	303,846
2020 Lifetime Blend Portfolio	1,343,025	112,940
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
55	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds).  The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement between the Advisor and Manulife Investment Management (US) (the Subadvisor) with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisor with respect to the Funds.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Funds by the Advisor’s affiliates, including distribution services.  The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments.  The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	56

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangement generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective peer group and benchmark index and concluded that the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile over the longer-term, with certain exceptions noted in Appendix A. In such cases, the Board concluded that the Fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds.  In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
57	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(h)noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest;
(l)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor  and its affiliate (the Subadvisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. (The funds that are not Participating Portfolios as of the date of this annual report are each of the Funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. The Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement);
(b)reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to an applicable benchmark index and comparable funds; and;
(3)the subadvisory fee for each Fund, including any breakpoints, and to the extent available, and comparative fee information, where available, prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	58

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to that Subadvisor of its relationship with the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.
Subadvisory fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds and compared them to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of each Fund has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile over the longer-term, with certain exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that the Fund’s performance is being monitored and reasonably addressed, where appropriate);
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)the subadvisory fees are paid by the Advisor and not the Funds.
In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and that the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
59	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

APPENDIX A

Portfolio (subadvisor)	Performance of fund, as of 12.31.23	Fees and expenses	Comments
2010 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the five- and ten-year periods and underperformed for the one- and three-year periods.
Lipper Category – The fund outperformed the median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Total expenses for this fund are equal to the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the five- and ten-year periods and peer group median for the one-, three-, five- and ten-year periods.
2015 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the three-, five- and ten-year periods and underperformed for the one-year period..	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and the peer group median for the one-year period. The Board also took into account the fund’s favorable performance relative to the peer group median for the three-, five- and ten-year periods.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
2020 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the five- and ten-year periods and underperformed for the one- and three-year periods.
Lipper Category – The fund outperformed the median for the three-, five- and ten-year periods and underperformed for the one-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
		Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the five- and ten-year periods and peer group median for the three-, five- and ten-year periods.
2025 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the five- and ten-year periods and underperformed for the one- and three-year periods.
Lipper Category – The fund outperformed the median for the three-, five- and ten-year periods and underperformed for the one-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are equal to the peer group median.
		Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the five- and ten-year periods and peer group median for the three-, five- and ten-year periods.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	60

Portfolio (subadvisor)	Performance of fund, as of 12.31.23	Fees and expenses	Comments
2030 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the five- and ten-year periods and underperformed for the one- and three-year periods.
Lipper Category – The fund outperformed the median for the three-, five- and ten-year periods and underperformed for the one-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the five- and ten-year periods and peer group median for the three-, five- and ten-year periods.
2035 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the ten-year period and underperformed for the one-, three- and five-year periods.
Lipper Category – The fund outperformed the median for the five- and ten-year periods and underperformed for the one- and three-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods and the peer group median for the one- and three-year periods. The Board also took into account the fund’s favorable performance relative to the peer group median for the five- and ten-year periods.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
2040 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the ten-year period, underperformed for the one- and three-year periods and performed in line for the five-year period.
Lipper Category – The fund outperformed the median for the five- and ten-year periods and underperformed for the one- and three-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the five-and ten-year periods.
2045 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the five- and ten-year periods and underperformed for the one- and three-year periods.
Lipper Category – The fund outperformed the median for the three-, five- and ten-year periods and underperformed for the one-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the five- and ten-year periods and peer group median for the three-, five- and ten-year periods.
61	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Portfolio (subadvisor)	Performance of fund, as of 12.31.23	Fees and expenses	Comments
2050 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the three-, five- and ten-year periods and underperformed for the one-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and the peer group median for the one-year period. The Board also took into account the fund’s favorable performance relative to the peer group median for the three-, five- and ten-year periods.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
2055 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three- and five-year periods.
Lipper Category – The fund outperformed the median for the five-year period and underperformed for the one- and three-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and the peer group median for the one- and three-year periods. The Board also took into account the fund’s favorable performance relative to the peer group median for the five-year period.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
2060 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three- and five-year periods.
Lipper Category – The fund underperformed the median for the one- and five-year periods and performed in line for the three-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods and the peer group median for the one- and five-year periods.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	62

Portfolio (subadvisor)	Performance of fund, as of 12.31.23	Fees and expenses	Comments
2065 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one- and three-year periods. Lipper Category – The fund outperformed the median for the three-year period and underperformed for the one-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one- and three-year periods and the peer group median for the one-year period. The Board also took into account the fund’s favorable performance relative to the peer group median for the three-year period.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
63	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Lifetime Blend Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3827831	RL2A8/24
10/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	October 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	October 8, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer
Date:	October 8, 2024